As filed with the Securities and Exchange Commission on June 30, 2004

                                             1933 Act Registration No. 002-96538
                                             1940 Act Registration No. 811-04262

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                     and/or

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                              --
         Pre-Effective Amendment No.
                                                                              --
         Post-Effective Amendment No.   36                                    X
                                      -----                                   --

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                              --
         Amendment No:    38                                                  X
                        ------                                                --

                        AMERICAN PENSION INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2303 Yorktown Avenue, Lynchburg, Virginia 24501
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (804) 846-1361

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                     (Name and Address of Agent for Service)

                                   Copies To:
                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000
                                 --------------

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective:
        immediately upon filing pursuant to Rule 485(b)
    ---
     X  on July 1, 2004 pursuant to Rule 485(b)
    ---
        60 days after filing pursuant to Rule 485(a)(1)
    ---
        on (date) pursuant to Rule 485(a)(1)
    ---
        75 days after filing pursuant to Rule 485(a)(2)
    ---
        on (date) pursuant to Rule 485(a)(2)
    ---
If appropriate, check the following box:
        This Post-Effective Amendment designates a new effective date for a --- previously filed Post-Effective Amendment

Title of Securities Being Registered: Shares of Beneficial Interest

[LOGO]
 API
TRUST

                        AMERICAN PENSION INVESTORS TRUST

                                 Class C Shares

                       API EFFICIENT FRONTIER GROWTH FUND
                   API EFFICIENT FRONTIER CAPITAL INCOME FUND
                   API EFFICIENT FRONTIER MULTIPLE INDEX FUND
                       API EFFICIENT FRONTIER VALUE FUND
                       API EFFICIENT FRONTIER INCOME FUND




                         PROSPECTUS DATED JULY 1, 2004

American Pension Investors Trust ("API Trust," or the "Trust") offers five mutual fund series: API Efficient Frontier Growth Fund, API Efficient Frontier Capital Income Fund, API Efficient Frontier Multiple Index Fund, API Efficient Frontier Income Fund and API Efficient Frontier Value Fund (each, a "Fund," and together, the "Funds"). Each Fund offers you a separate investment, with its own investment objective and policies. This prospectus offers Class C shares of each Fund.

--------------------------------------------------------------------------------
          Like all mutual fund shares, the U. S. Securities and Exchange Commission has not approved or disapproved the shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
About the funds:
--------------------------------------------------------------------------------

 1  Investment objectives and strategies

 5  Principal risks

 8  Performance

16  Fees and expenses

18  Management

About your investment:
--------------------------------------------------------------------------------

19  How to invest

21  Determining net asset value

22  How to sell your shares

24  Services for investors

26  Distribution arrangements

28  Dividends and taxes

30  Financial highlights

    General information

     No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the funds or their distributor. This Prospectus does not constitute an offering by the funds or their distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                      INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

API EFFICIENT FRONTIER GROWTH FUND (THE "GROWTH FUND")

INVESTMENT OBJECTIVE: Growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Growth Fund seeks to achieve its investment objective by investing primarily in (1) shares of open-end and closed-end investment companies (the "underlying funds") that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) Standard & Poor's Depositary Receipts(TM), World Equity Benchmark Shares(TM) and similar securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (the "index securities"). The Growth Fund may also invest to a lesser extent in underlying funds that invest primarily in long- or short-term bonds and other fixed-income securities whenever the adviser believes that these underlying funds offer a potential for capital appreciation, such as during periods of declining interest rates. The Growth Fund normally invests in 10 to 75 underlying funds and invests up to 75% of its total assets in underlying funds that are authorized to invest a substantial portion of their assets in foreign securities. The Growth Fund may also invest up to 35% of its total assets directly in equity and debt securities of U.S. issuers.

Yorktown Management and Research Company, Inc. (the "Adviser"), each Fund's investment adviser, selects underlying funds in which to invest based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. In selecting underlying funds in which to invest, the Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. In selecting closed-end underlying funds in which to invest, the Adviser also considers the underlying fund's historical market discounts, and its policies regarding repurchase, tender offer, and dividend reinvestment programs, as well as provisions for converting into an open-end fund. The Growth Fund may invest in the securities of closed-end underlying funds that, at the time of investment by the Growth Fund, are either trading at a discount or a premium to net asset value. The Adviser will invest directly in equity or debt market securities when it believes attractive investment opportunities exist. The Adviser may sell a security or redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER CAPITAL INCOME FUND (THE "CAPITAL INCOME FUND")

INVESTMENT OBJECTIVE: High current income, as well as growth of capital and income.

API Trust

PRINCIPAL INVESTMENT STRATEGIES:

The Capital Income Fund seeks to achieve its investment objective by investing primarily in (1) shares of underlying funds (as defined above) that seek to achieve an objective of high current income by investing in income-producing equity securities, including dividend-paying common stocks and convertible securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities (as defined above). The Capital Income Fund normally invests in ten to 50 underlying funds and invests up to 75% of its total assets in global funds (which invest in foreign and U.S. securities) and international funds (which invest in foreign securities). The Capital Income Fund may also invest up to 35% of its total assets directly in equity and debt securities of U.S. issuers.

The Adviser selects underlying funds to invest in based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. In selecting underlying funds in which to invest, the Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. In selecting closed-end underlying funds in which to invest, the Adviser also considers the underlying fund's historical market discounts, and its policies regarding repurchase, tender offer, and dividend reinvestment programs, as well as provisions for converting into an open-end fund. The Capital Income Fund may invest in the securities of closed-end underlying funds that, at the time of investment by the Capital Income Fund, are either trading at a discount or a premium to net asset value. The Adviser will invest directly in equity or debt market securities when it believes attractive investment opportunities exist. The Adviser may sell a security or redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER MULTIPLE INDEX FUND (THE "MULTIPLE INDEX FUND")

INVESTMENT OBJECTIVE: Maximum total return from capital growth and income.

PRINCIPAL INVESTMENT STRATEGIES:

The Multiple Index Fund, under normal circumstances, seeks to achieve its investment objective by investing primarily in (1) shares of open-end underlying funds (as defined above) whose portfolios mirror those of one index or another of market securities, such as the Standard & Poor's 500 Composite Stock Index(R) (S&P 500 Index), the New York Stock Exchange Composite Index, the NASDAQ Composite Index or the Russell 4500 Index (the "index funds"); and
(2) index securities (as defined above). Under normal conditions, the Multiple Index Fund invests in 10 to 15 index funds. The Multiple Index Fund may also invest up to 20% of its total assets directly in equity and debt market securities of U.S. issuers.

The Adviser selects underlying funds to invest in based, in part, upon an analysis of their past performance and their investment objectives and policies. The Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. The Adviser may redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER VALUE FUND (THE "VALUE FUND")

INVESTMENT OBJECTIVE: Growth of capital, as well as income.

PRINCIPAL INVESTMENT STRATEGIES:

The Value Fund seeks to achieve its investment objective by investing primarily in equity securities that the Adviser believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators. The Value Fund invests primarily in the common stock of companies listed on a national securities exchange or whose securities are traded in the over-the-counter market. The Value Fund may also invest in preferred stock, convertible preferred stock, convertible debentures, rights, warrants and certain other instruments. In addition, the Value Fund may invest up to 35% of its total assets in index securities.

The Value Fund may engage in leveraging by borrowing up to one-third of the value of its net assets for investment purposes, in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Adviser believes that investing in temporarily depressed securities of sound, well-managed companies provides a greater potential for overall investment return than investing in securities selling at prices that reflect anticipated favorable developments. Securities may be undervalued because of many factors, including general market decline, earnings decline, poor economic conditions, tax losses or actual or anticipated unfavorable developments affecting the issuer. In selecting securities for investment, the Adviser focuses on securities with prices comparing favorably to historical or current price-earnings ratios, book value, return on equity, or the prospects for the companies in question. The Adviser may decide to sell a security if the Adviser no longer believes the security to be undervalued, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER INCOME FUND (THE "INCOME FUND")

INVESTMENT OBJECTIVE: Current income with limited credit risk.

PRINCIPAL INVESTMENT STRATEGIES:

The Income Fund, under normal circumstances, seeks to achieve its investment objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds.

Trading decisions for securities in which the Income Fund invests focus on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund would normally buy longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund would buy shorter maturity obligations. The Adviser may sell a security in response to interest rate changes or credit quality changes, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API Trust

ADDITIONAL INFORMATION

TEMPORARY INVESTMENTS:

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, each Fund may temporarily hold cash or invest a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when a Fund takes a defensive position, it may not achieve its investment objective.

PORTFOLIO TURNOVER:

The Value Fund may engage in active and frequent trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

UNDERLYING FUNDS:

The Growth Fund, Capital Income Fund and Multiple Index Fund may invest in shares of the same underlying fund; however, the Funds and their affiliates together may not hold more than 3% of an underlying fund's total outstanding voting shares.

                                PRINCIPAL RISKS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in a Fund. The value of your investment in a Fund will go up and down with the prices of the securities in which a Fund invests. There is no assurance that a Fund will meet its investment objective. For more information relating to the risks of investing in the Funds, please see the Trust's Statement of Additional Information ("SAI").

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GROWTH FUND, CAPITAL INCOME FUND AND MULTIPLE INDEX FUND

INVESTMENT COMPANY RISK. Any investment in an open-end or closed-end investment company involves risk, and, although each Fund invests in a number of underlying funds, this practice does not eliminate investment risk. The value of shares of an underlying fund will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by an underlying fund rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by an underlying fund are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

None of the underlying funds are affiliated with the Funds or their Adviser. Therefore, investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Funds' Adviser. The investment adviser of one underlying fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Some of the underlying funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage investment practices that entail greater risks. In particular, the underlying funds may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Funds also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the underlying funds. You should recognize that you may invest directly in the underlying funds and that, by investing in the underlying funds indirectly through a Fund, you will bear not only your proportionate share of the expenses of a Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying funds.

API Trust

CLOSED-END FUND RISK. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease or that when a Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

INDEX SECURITY AND FUND RISK. Index securities and index funds are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index. In addition, investments in index securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of index securities may trade at a market discount.

EQUITY SECURITY RISK. The values of equity securities can be affected by changes in U.S. or global economies and foreign markets, or the individual performance of the companies issuing such securities. In general, equity securities tend to move in cycles, with periods of rising prices and periods of falling prices.

DEBT SECURITY RISK. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security (other than a U.S. government obligation) is also subject to credit risk, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

VALUE FUND

MARKET RISK. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Value Fund invests primarily in securities of undervalued companies. Even though the Value Fund invests in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for the Value Fund will appreciate in value. In addition, many of the stocks in this portfolio are more volatile than the general market.

NON-DIVERSIFICATION RISK. The Value Fund is a non-diversified fund, which enables the Value Fund to invest in fewer issuers than if it were a diversified fund. Thus, the value of the Value Fund's shares may vary more widely, and the Value Fund may be subject to greater investment and credit risk than if it invested more broadly.

LEVERAGE RISK. Leveraging by the Value Fund may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Value Fund's portfolio securities. Money borrowed will be subject to interest and other costs which may not be recovered by appreciation of the securities purchased.

INDEX SECURITY RISK. Index securities are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index. In addition, investments in index securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of index securities may trade at a market discount.

INCOME FUND

DEBT SECURITY RISK. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, fixed income securities with longer term maturities tend to fall more in value when interest rates rise than fixed income securities with shorter terms. A debt security (other than a U.S. government obligation) is also subject to credit risk, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

API Trust

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHARTS AND TABLES

PERFORMANCE INFORMATION. The bar charts and tables presented show how each of the Funds has performed in the past and give some indication of the risks of investing in each Fund. Each of the bar charts and tables assumes that all dividends and distributions are reinvested in the applicable Fund. Returns shown for the Growth Fund and Value Fund are for Class C shares. As of the date of this prospectus, the Capital Income Fund, Multiple Index Fund and Income
Fund have not offered Class C shares, therefore the Class C shares for such Funds have no prior performance. Returns shown for the Multiple Index Fund and Income Fund are for Advisor Class shares, and returns shown for the Capital Income Fund are for Class D shares, each of which is offered in a separate prospectus. Class C shares for the Multiple Index Fund, Income Fund and Capital Income Fund should have returns that are substantially the same as their respective Advisor Class and Class D returns because they represent interests in the same portfolio of securities and differ only to the extent that Class C shares bear additional expenses, including 12b-1 fees. The bar charts for the Growth Fund and Value Fund show how the performance of Class C shares has varied from year to year, and the bar chart for the Capital Income Fund shows how the performance of the Class D shares has varied from year to year. The bar charts for the Multiple Index Fund and Income Fund show how the performance of the Advisor Class shares has varied from year to year. Each of the bar charts presented does not reflect the effect of deferred sales charges; if it did, the total return shown would be lower. The table that follows each bar chart shows the average annual returns over several time periods. Each table compares a Fund's returns to returns of a broad-based market index that is unmanaged and that does not include any expenses. Keep in mind that past performance (before and after taxes) may not indicate how well the Funds will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

GROWTH FUND

TOTAL RETURN
(CLASS C SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-3.42%  22.91%  11.33%  15.64%  13.39%  33.12%  -13.82%  -17.09% -26.34%  43.16%
 1994   1995    1996    1997    1998    1999     2000     2001    2002    2003

During the period covered by the bar chart, the highest return for a quarter was 26.11% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.15% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 2.93%.

                                                                           Growth Fund*
                                                                  Average Annual Total Returns
                                                           (for the periods ended December 31, 2003)
                                                                1 Year       5 Years     10 Years
--------------------------------------------------------------------------------------------------
Growth Fund -- Class C Shares
Return Before Taxes                                              42.16%        0.06%       5.68%
Return After Taxes on Distributions                              42.16%       (1.06%)      3.73%
Return After Taxes on Distributions and Sale of Fund Shares      27.58%       (0.12%)      4.12%
--------------------------------------------------------------------------------------------------
MSCI World Equity Index (1)                                      33.76%       (0.39%)      7.58%

* Prior to July 1, 2004, the API Efficient Frontier Growth Fund was named "Growth Fund."

(1) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

API Trust

CAPITAL INCOME FUND

TOTAL RETURN
(CLASS D SHARES)


                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-0.37%  27.22%  17.70%  25.24%  10.73%  20.39%  -10.57%  -13.13% -17.07%  34.26%
 1994   1995    1996    1997    1998    1999     2000     2001    2002    2003



During the period covered by the bar chart, the highest return for a quarter was 17.47% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.24% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 3.94%.

                                                                         Capital Income Fund*
                                                                     Average Annual Total Returns
                                                               (for the periods ended December 31, 2003)
                                                                  1 Year       5 Years       10 Years
-----------------------------------------------------------------------------------------------------
Capital Income Fund -- Class D Shares (1)
Return Before Taxes                                               32.76%        0.81%         7.98%
Return After Taxes on Distributions                               32.62%       (0.48%)        5.93%
Return After Taxes on Distributions and Sale of Fund Shares       21.48%        0.31%         5.99%
-----------------------------------------------------------------------------------------------------
MSCI World Equity Index (2)                                       33.76%       (0.39%)        7.58%

* Prior to July 1, 2004, the API Efficient Frontier Capital Income Fund was named "Capital Income Fund."

(1) These returns represent the performance of Class D shares. Class C shares are subject to distribution and service fees at an annual rate of 1.00% of the Capital Income Fund's Class C Share assets. Had the performance of the Class D shares of the Capital Income Fund been restated to reflect these higher distribution and service fees, the average annual total returns would have been lower.

(2) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

MULTIPLE INDEX FUND

TOTAL RETURN
(ADVISOR SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

 2.05%    21.23%    33.00%   -15.11%   -13.97%   -25.56%     41.33%
 1997     1998      1999      2000      2001      2002       2003

During the period covered by the bar chart, the highest return for a quarter was 21.10% (quarter ended December 31, 1998) and the lowest return for a quarter was -19.60% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 3.32%.

                                                                            Multiple Index Fund*
                                                                        Average Annual Total Returns
                                                                 (for the periods ended December 31, 2003)
                                                                  1 Year       5 Years     Life of Fund**
--------------------------------------------------------------------------------------------------------
Multiple Index Fund -- Advisor Class Shares (1)
Return Before Taxes                                               40.33%        0.43%         3.67%
Return After Taxes on Distributions                               40.33%        0.19%         3.32%
Return After Taxes on Distributions and Sale of Fund Shares       26.39%        0.26%         2.99%
--------------------------------------------------------------------------------------------------------
MSCI World Equity Index (2)                                       33.76%       (0.39%)        3.24%

* Prior to July 1, 2004, the API Efficient Frontier Multiple Index Fund was named "Multiple Index Trust."

** The Fund commenced operations on July 2, 1997.

(1) These returns represent the performance of the Advisor Class shares. Class C shares are subject to distribution and service fees at an annual rate of 1.00% of the Multiple Index Fund's Class C Share assets. Had the performance of the Advisor Class shares of the Multiple Index Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(2) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

API Trust

VALUE FUND

TOTAL RETURN
(CLASS C SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-3.96%  28.41%  6.53%   25.40%  11.02%  26.62%   20.22%  -13.30% -40.10%  58.45%
 1994   1995    1996    1997    1998    1999     2000     2001    2002    2003



During the period covered by the bar chart, the highest return for a quarter was 37.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -27.19% (quarter ended September 30, 1998). The year to date total return as of March 31, 2004 was 3.58%.

                                                                            Value Fund*
                                                                    Average Annual Total Returns
                                                              (for the periods ended December 31, 2003)
                                                                  1 Year       5 Years     10 Years
---------------------------------------------------------------------------------------------------
Value Fund -- Class C Shares
Return Before Taxes                                               57.45%        4.60%       8.64%
Return After Taxes on Distributions                               57.45%        3.56%       6.96%
Return After Taxes on Distributions and Sale of Fund Shares       37.52%        3.32%       6.55%
---------------------------------------------------------------------------------------------------
S&P 500 Index (1)                                                 28.69%       (0.57%)      11.07%

* Prior to July 1, 2004, API Efficient Frontier Value Fund was named "Yorktown Classic Value Trust."

(1) The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of the McGraw-Hill Companies, Inc., to capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 Index reflects no deductions for fees, expenses, or taxes.

API Trust

INCOME FUND

TOTAL RETURN
(ADVISOR SHARES)

                              BAR CHART GRAPHIC OMITTED

Plot points are as follows:

 4.80%    13.33%   -6.23%    17.26%    2.35%    7.16%   -0.05%
 1997     1998      1999     2000      2001     2002     2003

During the period covered by the bar chart, the highest return for a quarter was 8.82% (quarter ended September 30, 1998) and the lowest return for a quarter was -2.26% (quarter ended March 31, 1999). The year to date total return as of March 31, 2004 was 0.55%.


                                                                                Income Fund*
                                                                        Average Annual Total Returns**
                                                                  (for the periods ended December 31, 2003)
                                                                  1 Year        5 Years    Life of Fund***
----------------------------------------------------------------------------------------------------------
Income Fund -- Advisor Class Shares (1)
Return Before Taxes                                               (1.05%)        3.81%          5.77%
Return After Taxes on Distributions                               (1.57%)        2.11%          3.96%
Return After Taxes on Distributions and Sale of Fund Shares       (0.38%)        2.20%          3.82%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index (2)             2.30%         6.18%          6.82%

* Prior to July 1, 2004, the API Efficient Frontier Income Fund was named "Treasuries Trust."

** Prior to July 1, 2004, the Income Fund sought to achieve its objective by investing at least 80% of its net assets in U.S. Treasury securities. On July 1, 2004, the investment strategy of the Income Fund was amended to provide for investment primarily in income-producing securities, including U.S. Government securities and corporate bonds. Performance shown reflects the prior investment strategy of the Income Fund. Because of the change in investment strategy, future performance may vary from past results.

*** The Fund commenced operations on July 2, 1997.

(1) These returns represent the performance of the Advisor Class shares. Class C shares are subject to distribution and service fees at an annual rate of 1.00% of the Income Fund's Class C Share assets. Had the performance of the Advisor Class shares of the Income Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(2) The Lehman Brothers Intermediate Government Bond Index ("LBIGB Index") is an unmanaged index of intermediate-term government bonds that is calculated by Lehman Brothers Inc. The LBIGB Index reflects no deductions for fees, expenses, or taxes.

API Trust

                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------
                                                Growth       Capital          Multiple         Value         Income
                                                Fund         Income Fund      Index Fund       Fund          Fund
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (1)        1.00%        1.00%            1.00%            1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------
Management Fee                                  1.00%        0.60%            0.70%            0.90%         0.40%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees (2)       1.00%        1.00%            1.00%            0.90%         1.00%
-------------------------------------------------------------------------------------------------------------------
Other Expenses:
 Interest expense                               0.00%        0.00%            0.00%            0.81%         0.00%
 Other                                          0.76%        0.72%            0.76%            0.76%         0.85%
-------------------------------------------------------------------------------------------------------------------
Total other expenses (3)                        0.76%        0.72%            0.76%            1.57%         0.85%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (4)        2.76%        2.32%            2.46%            3.37%         2.25%
-------------------------------------------------------------------------------------------------------------------

(1) You will be subject to a 1.00% deferred sales charge if you redeem your shares within one year of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(2) The Trust has adopted a Plan of Distribution for each Fund's Class C shares pursuant to Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to Unified Financial Securities, Inc., the distributor of the Fund. Class C shares of the Growth Fund, Capital Income Fund, Multiple Index Fund and Income Fund pay a maximum distribution and service fee of 1.00% of Class C shares' average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a maximum distribution and service fee of 0.90% of Value Fund Class C shares' average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. The higher 12b-1 fees borne by Class C shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").

(3) "Other Expenses" include custody and transfer agency fees, legal and audit expenses, trustee compensation and registration fees.

(4) "Total Annual Fund Operating Expenses" are based on operating expenses incurred by a Fund for the fiscal year ended May 31, 2004, adjusted to reflect current fees. An investor in the Growth Fund, Capital Income Fund or Multiple Index Fund will bear not only his or her proportionate share of the expenses of the applicable Fund, but also, indirectly, similar expenses of the underlying funds. The Adviser has contractually agreed to limit the total annual fund operating expenses of Class C shares of the Value Fund, excluding interest expense, to 2.60% through September 30, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year       3 Years       5 Years       10 Years
---------------------------------------------------------------------------

Growth Fund                $283         $867         $1,477         $3,122
Capital Income Fund        $238         $732         $1,253         $2,679
Multiple Index Fund        $252         $775         $1,325         $2,822
Value Fund                 $345       $1,052         $1,781         $3,705
Income Fund                $231         $711         $1,217         $2,607

API Trust

                                   MANAGEMENT
--------------------------------------------------------------------------------

Yorktown Management and Research Company, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501, serves as each Fund's investment adviser and is responsible for each Fund's day-to-day management. Services provided by the Adviser include the provision of a continuous investment program for each Fund and supervision of all matters relating to the operation of each Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

The Adviser has served as the investment adviser to each Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. In addition, Mr. Basten currently serves as each Fund's portfolio manager, and he has served in that capacity since commencement of each Fund's operations.

For its services, the Adviser receives a monthly fee from each Fund, calculated at an annual rate of the average daily net assets for each Fund. For the fiscal year ended May 31, 2004, the Funds paid the following fees to the Adviser (after waivers) as a percentage of average daily net assets:

Fund                       Fee
-------------------------------

Growth Fund               0.97%
Capital Income Fund       0.59%
Multiple Index Fund       0.36%
Value Fund                0.81%
Income Fund               0.00%


Pursuant to an Accounting and Pricing Services Agreement (the "Accounting Agreement"), Yorktown also acts as the accounting services agent of the Funds. As the accounting services agent of the Funds, Yorktown maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds' business. For its services as accounting agent, Yorktown receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, and a minimum fee plus out-of-pocket expenses.

                                 HOW TO INVEST
--------------------------------------------------------------------------------

You may obtain application forms for the purchase of Class C shares of the Funds by contacting the shareholder services department ("Shareholder Services") of Unified Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer agent, at the address or telephone number shown below.

    API Trust
    P.O. Box 6110
    Indianapolis, Indiana 46206-6110
    (888) 933-8274

The minimum initial investment in each Fund's Class C shares is $500, and the minimum for additional investments is $100. An exception to these minimums is granted for investments made pursuant to special plans or if approved by Unified Financial Securities, Inc., the Funds' distributor (the "Distributor"). All orders are executed at the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services. If you purchase Class C shares of a Fund from certain broker-dealers, banks or other authorized third parties, Shareholder Services will be deemed to have received your purchase order when that third party has received your order. Shares of each Fund are sold subject to a deferred sales charge payable upon certain redemptions. The Trust and Distributor reserve the right to reject any purchase order and to discontinue offering Class C shares of a Fund for purchase.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please contact Shareholder Services at (888) 933-8274 if you need additional assistance when completing your account application.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may delay opening your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account without further notice and return to you the value of your shares at the next calculated net asset value.

INVESTING BY WIRE. You may purchase Class C shares of a Fund by requesting your bank to wire funds directly to the Transfer Agent. To invest by wire please call Shareholder Services at (888) 933-8274 for instructions. Your bank may charge you a fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form, which accompanies this prospectus, promptly to API Trust, P.O. Box 6110, Indianapolis, Indiana 46206-6110. The application is required to complete a Fund's records. You will not have access to or be able to redeem your shares until a Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions that you provide your bank.

API Trust

INVESTING BY MAIL. For initial purchases, the account application should be completed, signed and mailed to the Transfer Agent, together with your check payable to the applicable Fund. Please be sure to specify the class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and tax identification number(s).

SHARE CLASS ALTERNATIVES. Each Fund offers investors at least two different classes of shares, one of which, Class C shares, is offered by this prospectus. Each Fund also offers Advisor Class shares by a separate prospectus. In addition, Capital Income Fund also offers Class D shares to investors who held shares in that Fund on July 1, 2004 and continue to hold those shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares, be sure to specify the class of shares in which you choose to invest and are eligible. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

RIGHT OF REFUSAL. The Trust may reject or cancel any purchase orders, including exchanges, for any reason. The Funds are intended primarily for long-term investment and do not knowingly accept investors who engage in disruptive short-term trading. Short-term trading or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase orders, including exchanges, that, in the Trust's opinion, may be disruptive to that Fund. For these purposes, the Trust may consider an investor's trading history in that Fund, and accounts under common ownership or control. Notwithstanding the Trust's efforts, it may be unable to detect or deter disruptive trading activity by certain persons, which can lead to disruption of management of, and additional costs to, a particular Fund.

                          DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund's share price, called its net asset value ("NAV") per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open. The NAV per share is computed by adding the total value of a Fund's investments and other assets (including dividends accrued but not yet collected) attributable to a Fund's Advisor, Class C or Class D shares, subtracting any liabilities (including accrued expenses) attributable to a Fund's Advisor, Class C or Class D shares, and then dividing by the total number of the applicable class' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

If a security or securities that a Fund owns are traded after the NYSE is closed (for example in an after-hours market) the value of a Fund's assets may be affected on days when a Fund is not open for business. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Shares of open-end underlying funds are valued at their respective NAV under the 1940 Act. The underlying funds generally value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost to value their securities or penny-rounding methods to compute their price per share. Securities that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day's closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities are priced at an evaluated mean of the last bid and asked prices available prior to valuation. Other securities traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable or unreliable, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities having 60 days or less remaining to maturity generally are valued at their amortized cost.

API Trust

                            HOW TO SELL YOUR SHARES
--------------------------------------------------------------------------------

YOU MAY SELL YOUR CLASS C SHARES IN THREE DIFFERENT WAYS:

   . by mailing a written redemption request for a check or wire representing the redemption proceeds to Shareholder Services;

   . by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $50,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); or

   . by making a telephone request for redemption proceeds to be wired to a predesignated bank.

REDEMPTIONS BY MAIL. A written request for redemption must include the name of the Fund, the class of shares, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon receipt by Shareholder Services of a redemption request in "good order," as described in "Exchange Privileges" below, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $50,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed in the manner described in "Exchange Privileges," below, with respect to share certificates.

TELEPHONE REDEMPTIONS. To redeem shares by telephone, call Shareholder Services directly at (888) 933-8274. Telephone redemptions are not available for retirement plans other than individual retirement accounts. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check payable to the shareholder mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $50,000, or by having a wire sent to a previously designated bank account.

Telephone redemptions by check are available to all shareholders of the Funds automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Funds cannot accept the request and a new request will be necessary.

WIRE REDEMPTIONS. Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out and submitting in advance the appropriate form that is available from Shareholder Services.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Proceeds resulting from a redemption request normally will be mailed to you or wired to your bank the next business day after receipt of a request in good order, as defined under "Exchange Privileges," below. The Funds, however, may delay sending redemption proceeds for up to seven days. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, you may experience additional delays in receiving redemption proceeds. A Fund generally will postpone sending redemption proceeds from an investment made by check until the Trust can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check or certified check. If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Fund at the per share NAV determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Shareholder Services.

A Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed for other than weekends or holidays, when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Because of the high cost of maintaining small accounts, the Funds reserve the right to redeem shareholder accounts of less than $500 net asset value resulting from redemptions or exchanges. If a Fund elects to redeem such shares, it will notify the shareholder of its intention to do so, and provide the shareholder with the opportunity to increase the amount invested to $500 or more within 30 days of notice.

The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that a Fund send these documents to each shareholder individually by calling Shareholder Services at (888) 933-8274.

API Trust

                             SERVICES FOR INVESTORS
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You may purchase Fund shares through a Systematic Investment Plan. Under the Plan, your bank checking account will automatically be debited monthly or quarterly in an amount equal to at least $100 (subject to the minimum initial investment of $500). You may elect to participate in the Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

SYSTEMATIC WITHDRAWAL PLAN

If you have made an initial investment of at least $10,000 in any of the Funds or otherwise have accumulated shares valued at no less than $10,000, you are eligible to sell shares through a Systematic Withdrawal Plan. If so eligible, you may arrange for fixed withdrawal payments (minimum payment -- $100; maximum payment -- 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments will be made to you or to the beneficiaries designated by you. You are not eligible to sell shares through a Systematic Withdrawal Plan if you are making regular purchase payments pursuant to the Systematic Investment Plan. You may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services. A deferred sales charge is not imposed on amounts redeemed pursuant to the Systematic Withdrawal Plan provided that the amount redeemed for a particular Fund does not exceed on an annual basis 10% of your account value at the time the election to participate in the Systematic Withdrawal Plan is made.

EXCHANGE PRIVILEGES

You may exchange shares of a Fund for the same class of shares of any of the other Funds. You may place exchange orders in writing with Shareholder Services, or, by telephone, if a written authorization for telephone exchanges is on file with Shareholder Services.

All permitted exchanges will be effected based on the NAV per share of each Fund that is next computed after receipt by Shareholder Services of the exchange request in "proper order." An exchange request is considered in "proper order" only if:

    1.The dollar amount or number of shares to be purchased is indicated.

    2.The written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account.

    3.Where share certificates have been issued, the written request is accompanied by the certificates for shares to be redeemed, properly endorsed in form for transfer, and either the share certificates or separate instructions of assignment (stock powers) signed by each registered owner and co-owner exactly as the shares are registered.

    4.The signatures on any share certificates (or on accompanying stock powers) are guaranteed by a member of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc.'s Medallion Signature Program (MSP). Signature guarantees from a notary public are not acceptable.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request.

The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. Before making any exchange, you should contact Shareholder Services or your broker to obtain more information about exchanges. For tax purposes, an exchange is treated as a redemption of one Fund's shares and a subsequent purchase of the other Fund's shares. Any capital gain or loss on the exchanged shares should be reported for income tax purposes. The price of the acquired shares will be their cost basis for those purposes.

No deferred sales charge will be imposed on exchanges into another Fund (the Exchange Fund). A deferred sales charge may, however, be imposed upon the redemption of shares of the Exchange Fund. The amount of such deferred sales charge will be determined based on the aggregate time the shareholder held shares of the original Fund and the Exchange Fund.

API Trust

                           DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through Unified Financial Securities, Inc., the distributor for the Funds ("the Distributor"). Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

SALES CHARGES -- CLASS C SHARES

Class C shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in a Fund. A deferred sales charge of 1.00% applies, however, if Class C shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge -- Class C Shares" below. The deferred sales charge is based upon the lesser of: (1) the NAV of the shares redeemed or (2) the cost of such shares. Class C shares are subject to a 12b-1 Distribution and Service Fee as described below under "Rule 12b-1 Fees."

WAIVER OF DEFERRED SALES CHARGE -- CLASS C SHARES

The deferred sales charge on Class C shares may be waived for:

    1.certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

    2.redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

    3.redemptions where your dealer of record notifies the Distributor, prior to the time of investment, that the dealer waives the 1.00% advance payment otherwise payable to such dealer;

    4.withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

    5.withdrawals through Systematic Withdrawal Plan.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 544-6060, or Shareholder Services at (888) 933-8274. All account information is subject to acceptance and verification by the Funds' Distributor.

RULE 12B-1 FEES

The Board of Trustees has adopted a Distribution and Service Plan for each Fund's Class C shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of Class C shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each Fund, except Value Fund, is computed on an annualized basis reflecting the average daily net assets of a class, equal to 1.00% for Class C Share expenses. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Under the 12b-1 Plan, Value Fund pays a fee to the Distributor of 0.90% of its average daily net assets. Of that amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a Class C shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to paying fees under the 12b-1 plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser or Distributor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash payments to intermediaries who sell shares of the Funds, including affiliates of the Adviser. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Adviser or Distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

API Trust

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays dividends from its net investment income (including dividends from underlying funds) and distributes any net capital gains realized from the sale of its portfolio securities (including shares of underlying funds) at least annually. Unless the Trust receives written instructions to the contrary from a shareholder before the record date for a distribution, the shareholder will receive that distribution in additional Fund shares of the distributing class at their NAV on the reinvestment date.

TAXATION OF SHAREHOLDERS. Dividends and other distributions by a Fund to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans), are taxable to them regardless of whether the distributions are received in cash or reinvested in additional Fund shares. Dividends from a Fund's investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, including dividends from underlying funds attributable to any of the foregoing and net gains on redemptions of underlying fund shares held for one year or less, all determined without regard to any deduction for dividends paid) generally are taxable as ordinary income (except as mentioned below), whereas distributions of a Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder held its shares.

A Fund's dividends attributable to "qualified dividend income" (i.e., dividends it receives on stock of most U.S. corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions, including dividends from any underlying fund attributable to dividends from such corporations with respect to which the underlying fund satisfies those restrictions) ("QDI") generally are subject to federal income tax at the rates applicable to net capital gain, including a 15% maximum rate, for individual shareholders who satisfy those restrictions with respect to their shares on which the Fund dividends were paid. If a Fund's QDI is at least 95% of its gross income (as specially computed), the entire dividend will qualify for that treatment. A portion of a Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions to you of a Fund's net capital gain, including gain it realizes on the redemption of any underlying fund's shares it held for more than one year and distributions from any underlying fund of the latter's net capital gain, also are subject to a 15% maximum federal income tax rate for individual shareholders (through the Fund's last taxable year beginning before January 1, 2009).

The portion of the dividends the Income Fund pays that are attributable to interest earned on its investments that are direct U.S. Government obligations generally are not subject to state and local income taxes. Each Fund advises its shareholders of the tax status of distributions following the end of each calendar year.

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares. An exchange of a Fund's shares for shares of another Fund will have similar tax consequences. Capital gain recognized on a redemption or exchange of Fund shares held for more than one year will be long-term capital gain and will be subject to federal income tax, for an individual shareholder, at the maximum 15% rate mentioned above.

The foregoing only summarizes some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a further discussion. Because other federal, state, or local tax considerations may apply, investors are urged to consult their tax advisers.

API Trust

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The financial highlights shown for the Growth Fund and Value Fund are for Class C shares. As of the date of this prospectus, the Capital Income Fund, Multiple Index Fund and Income Fund have not offered Class C shares, therefore the Class C shares for such Funds have no prior financial information. Financial highlights presented for the Multiple Index Fund and Income Fund reflect information for Advisor Class shares, and those shown for the Capital Income Fund reflect information for Class D shares, each of which is offered in a separate prospectus. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request.

                                                               Investment Operations
                                                      ----------------------------------------
                                            Net Asset                Net Realized
                                            Value,     Net           & Unrealized   Total From
For the Year                                Beginning  Investment    Gain (Loss)    Investment
Ended May 31,                               of Year    Income (Loss) on Investments Operations
----------------------------------------------------------------------------------------------
Growth Fund -- Class C Shares
2004                                         $ 8.29      $(0.23)        $ 2.24         $ 2.01
2003                                           8.99       (0.19)         (0.51)         (0.70)
2002                                          11.56       (0.20)         (1.83)         (2.03)
2001                                          15.55       (0.22)         (2.07)         (2.29)
2000                                          14.19       (0.25)          3.35           3.10
----------------------------------------------------------------------------------------------
Capital Income Fund -- Class D Shares
2004                                         $13.98      $ 0.14         $ 2.45         $ 2.59
2003                                          15.31        0.01          (1.34)         (1.33)
2002                                          16.54       (0.13)         (1.07)         (1.20)
2001                                          22.83        0.03          (2.37)         (2.34)
2000                                          23.03        0.15           1.90           2.05
----------------------------------------------------------------------------------------------
Multiple Index Fund -- Advisor Class Shares
2004                                         $ 9.45      $(0.04)        $ 2.39         $ 2.35
2003                                          10.09       (0.03)         (0.61)         (0.64)
2002                                          12.14       (0.05)         (2.00)         (2.05)
2001                                          14.96       (0.05)         (2.43)         (2.48)
2000                                          12.70       (0.01)          2.49           2.48
----------------------------------------------------------------------------------------------
Value Fund -- Class C Shares
2004                                         $11.76      $(0.25)        $ 3.45         $ 3.20
2003                                          12.92       (0.18)         (0.98)         (1.16)
2002                                          17.44       (0.33)         (4.19)         (4.52)
2001                                          15.94       (0.35)          2.51           2.16
2000                                          16.09       (0.43)          1.78           1.35
----------------------------------------------------------------------------------------------
Income Fund -- Advisor Class Shares
2004                                         $10.91      $ 0.06         $(0.15)        $(0.09)
2003                                          10.49        0.16           0.46           0.62
2002                                          10.58        0.34           0.04           0.38
2001                                          10.02        0.57           0.74           1.31
2000                                          10.53        0.80          (0.68)          0.12
----------------------------------------------------------------------------------------------

                                                      Distributions
                                          ------------------------------------
                                          From Net
                              From Net    Realized                    Net Asset
For the Year                  Investment  Gain on      Total          Value, End
Ended May 31,                 Income      Investments  Distributions  of Year
-----------------------------------------------------------------------------
Growth Fund -- Class C Shares
2004                            $   --     $   --       $   --         $10.30
2003                                --         --           --           8.29
2002                                --      (0.54)       (0.54)          8.99
2001                                --      (1.70)       (1.70)         11.56
2000                                --      (1.74)       (1.74)         15.55
-----------------------------------------------------------------------------
Capital Income Fund -- Class D Shares
2004                            $(0.12)    $   --       $(0.12)        $16.45
2003                                --         --           --          13.98
2002                             (0.01)     (0.02)       (0.03)         15.31
2001                             (0.16)     (3.79)       (3.95)         16.54
2000                             (0.50)     (1.75)       (2.25)         22.83
-----------------------------------------------------------------------------
Multiple Index Fund -- Advisor Class Shares
2004                            $   --     $   --       $   --         $11.80
2003                                --         --           --           9.45
2002                                --         --           --          10.09
2001                                --      (0.34)       (0.34)         12.14
2000                             (0.12)     (0.10)       (0.22)         14.96
-----------------------------------------------------------------------------
Value Fund -- Class C Shares
2004                            $   --     $   --       $   --         $14.96
2003                                --         --           --          11.76
2002                                --         --           --          12.92
2001                                --      (0.66)       (0.66)         17.44
2000                                --      (1.50)       (1.50)         15.94
-----------------------------------------------------------------------------
Income Fund -- Advisor Class Shares
2004                            $(0.06)    $(0.13)      $(0.19)        $10.63
2003                             (0.20)        --        (0.20)         10.91
2002                             (0.47)        --        (0.47)         10.49
2001                             (0.75)        --        (0.75)         10.58
2000                             (0.51)     (0.12)       (0.63)         10.02
-----------------------------------------------------------------------------

API Trust

                                                 Ratios/Supplemental Data
                                         -------------------------------------
                                           Net Investment
                              Expenses to  Income (Loss)    Portfolio
                              Average      to Average Net   Turnover  Net Assets
For the Year  Total Return(A) Net Assets   Assets           Rate      End of Year
Ended May 31, (%)             (%)          (%)              (%)       (Thousands)
--------------------------------------------------------------------------------
Growth Fund -- Class C Shares
    2004           24.25        2.85/B/        (2.33)            117   $50,454
    2003           (7.79)       2.94/B/        (2.41)             97    39,108
    2002          (17.94)       2.76/B/        (1.93)             57    47,254
    2001          (16.82)       2.42/B/        (1.63)             60    63,761
    2000           24.17        2.42/B/        (1.79)             61    88,459
--------------------------------------------------------------------------------
Capital Income Fund -- Class D Shares
    2004           18.51        2.08/C/         0.89             113   $19,043
    2003           (8.69)       2.17/C/         0.03             100    11,373
    2002           (7.30)       2.13/C/        (0.97)             30    10,467
    2001          (11.32)       1.84/C/        (0.27)             89     9,952
    2000            9.49        1.43/C/         0.82              53    11,074
--------------------------------------------------------------------------------
Multiple Index Fund -- Advisor Class Shares
    2004           24.87        1.25/D/        (0.37)            137   $22,301
    2003           (6.34)       1.22/D/        (0.40)             31    13,317
    2002          (16.89)       1.25/D/        (0.54)             43    13,936
    2001          (16.76)       1.24/D/        (0.38)             20    13,764
    2000           19.46        1.24/D/        (0.11)             17    11,404
--------------------------------------------------------------------------------
Value Fund -- Class C Shares
    2004           27.21       3.40/FG/        (1.93)             70   $26,186
    2003           (8.98)      3.50/FG/        (1.79)            117    16,219
    2002          (25.92)      3.73/FG/        (2.37)             73    16,171
    2001           13.25       4.21/FG/        (2.13)             82    19,334
    2000            9.61       4.00/FG/        (2.33)            113    13,857
--------------------------------------------------------------------------------
Income Fund -- Advisor Class Shares
    2004           (0.88)       0.84/E/         0.48             115   $16,094
    2003            5.90        0.86/E/         1.59              77    16,131
    2002            3.67        0.85/E/         3.45             227     9,342
    2001           13.25        0.85/E/         6.53               0     6,577
    2000            1.30        0.76/E/         6.72             126     3,887

(A) Does not reflect contingent deferred sales charge.

(B) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 2.89%, 2.98%, 2.76%, 2.57% and 2.57%, respectively.

(C) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 2.09%, 2.28%, 2.24%, 2.09% and 1.84%, respectively.

(D) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 1.60%, 1.77%, 1.57%. 1.44% and 1.50%, respectively.

(E) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 1.29%, 1.27%, 1.37%, 1.53% and 1.48%, respectively.

(F) Without fees waived by the adviser, the ratio of total expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 3.49%, 3.77%, 3.73%, 4.21% and 4.15%, respectively.

(G) Excluding interest expense, the annualized ratio of operating expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 was 2.59% (2.68% without fee waivers), 2.57%, (2.84% without fee waivers), 2.59%, (2.59% without fee waivers), 2.47% (2.47% without fee waivers) and 2.27% (2.42% without fee waivers), respectively.

API Trust

                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Shareholders may direct general inquiries to the Trust at the address or number listed below. Inquiries regarding shareholder account information should be directed to Shareholder Services at the address or number listed below.

TRUST
    American Pension Investors Trust
    P.O. Box 2529
    2303 Yorktown Avenue
    Lynchburg, Virginia 24501
    (800) 544-6060

SHAREHOLDER SERVICES
    API Trust                                        For Overnight Deliveries:
    P.O. Box 6110                                    API Trust
    Indianapolis, Indiana 46206-6110                 431 N. Pennsylvania St.
    (888) 933-8274                                   Indianapolis, Indiana 46204

You can obtain more information about the Funds in:

o the SAI dated July 1, 2004, which contains detailed information about the Funds, particularly their investment policies and practices. You may not be aware of important information about the Funds unless you read both this prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (that is, the SAI is legally part of this prospectus).

o the Annual and Semi-annual Reports to Shareholders, which detail the Funds' actual investments and include financial statements as of the close of the particular annual or semi-annual period. Each annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the year covered by the report.

  To request a copy of the current SAI or copies of the Funds' most recent Annual and Semi-annual Reports, without charge, or for other inquiries, please contact us:

          By Mail:  American Pension Investors Trust
                    P.O. Box 2529
                    2303 Yorktown Avenue
                    Lynchburg, Virginia 24501

          By Telephone:  (800) 544-6060

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information about the operation of the Public Reference Room.) Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http:((www.sec.gov and copies of this information may also be obtained for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.





The Trust's SEC 1940 Act file number is: 811-04262

[LOGO]
API
TRUST
                        AMERICAN PENSION INVESTORS TRUST

                              Advisor Class Shares

                        API EFFICIENT FRONTIER GROWTH FUND
                    API EFFICIENT FRONTIER CAPITAL INCOME FUND
                    API EFFICIENT FRONTIER MULTIPLE INDEX FUND
                        API EFFICIENT FRONTIER VALUE FUND
                       API EFFICIENT FRONTIER INCOME FUND

                         PROSPECTUS DATED JULY 1, 2004

American Pension Investors Trust ("API Trust," or the "Trust") offers five mutual fund series: API Efficient Frontier Growth Fund, API Efficient Frontier Capital Income Fund, API Efficient Frontier Multiple Index Fund, API Efficient Frontier Income Fund and API Efficient Frontier Value Fund (each, a "Fund," and together, the "Funds"). Each Fund offers you a separate investment, with its own investment objective and policies. This prospectus offers the Advisor Class shares of each Fund.

  -----------------------------------------------------------------------------
          Like all mutual fund shares, the U.S. Securities and Exchange Commission has not approved or disapproved the shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.
  -----------------------------------------------------------------------------

                               TABLE OF CONTENTS
About the funds:
--------------------------------------------------------------------------------

 1  Investment objectives and strategies

 5  Principal risks

 8  Performance

15  Fees and expenses

16  Management

About your investment:
--------------------------------------------------------------------------------

17  How to invest

19  Determining net asset value

20  How to sell your shares

22  Services for investors

24  Dividends and taxes

26  Financial highlights

    General information

     No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                      INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

API EFFICIENT FRONTIER GROWTH FUND (THE "GROWTH FUND")

INVESTMENT OBJECTIVE: Growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Growth Fund seeks to achieve its investment objective by investing primarily in (1) shares of open-end and closed-end investment companies (the "underlying funds") that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) Standard & Poor's Depositary Receipts(TM), World Equity Benchmark Shares(TM) and similar securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (the "index securities"). The Growth Fund may also invest, to a lesser extent, in underlying funds that invest primarily in long- or short-term bonds and other fixed-income securities whenever the adviser believes that these underlying funds offer a potential for capital appreciation, such as during periods of declining interest rates. The Growth Fund normally invests in 10 to 75 underlying funds and invests up to 75% of its total assets in underlying funds that are authorized to invest a substantial portion of their assets in foreign securities. The Growth Fund may also invest up to 35% of its total assets directly in equity and debt securities of U.S. issuers.

Yorktown Management and Research Company, Inc. (the "Adviser"), each Fund's investment adviser, selects underlying funds in which to invest based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. In selecting underlying funds in which to invest, the Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. In selecting closed-end underlying funds in which to invest, the Adviser also considers the underlying fund's historical market discounts, and its policies regarding repurchase, tender offer, and dividend reinvestment programs, as well as provisions for converting into an open-end fund. The Growth Fund may invest in the securities of closed-end underlying funds that, at the time of investment by the Growth Fund, are either trading at a discount or a premium to net asset value. The Adviser will invest directly in equity or debt market securities when it believes attractive investment opportunities exist. The Adviser may sell a security or redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER CAPITAL INCOME FUND (THE "CAPITAL INCOME FUND")

INVESTMENT OBJECTIVE: High current income, as well as growth of capital and income.

API Trust

PRINCIPAL INVESTMENT STRATEGIES:

The Capital Income Fund seeks to achieve its investment objective by investing primarily in (1) shares of underlying funds (as defined above) that seek to achieve an objective of high current income by investing in income-producing equity securities, including dividend-paying common stocks and convertible securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities (as defined above). The Capital Income Fund normally invests in ten to 50 underlying funds and invests up to 75% of its total assets in global funds (which invest in foreign and U.S. securities) and international funds (which invest in foreign securities). The Capital Income Fund may also invest up to 35% of its total assets directly in equity and debt securities of U.S. issuers.

The Adviser selects underlying funds to invest in based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. In selecting underlying funds in which to invest, the Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. In selecting closed-end underlying funds in which to invest, the Adviser also considers the underlying fund's historical market discounts, and its policies regarding repurchase, tender offer, and dividend reinvestment programs, as well as provisions for converting into an open-end fund. The Capital Income Fund may invest in the securities of closed-end underlying funds that, at the time of investment by the Capital Income Fund, are either trading at a discount or a premium to net asset value. The Adviser will invest directly in equity or debt market securities when it believes attractive investment opportunities exist. The Adviser may sell a security or redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER MULTIPLE INDEX FUND (THE "MULTIPLE INDEX FUND")

INVESTMENT OBJECTIVE: Maximum total return from capital growth and income.

PRINCIPAL INVESTMENT STRATEGIES:

The Multiple Index Fund, under normal circumstances, seeks to achieve its investment objective by investing primarily in (1) shares of open-end underlying funds (as defined above) whose portfolios mirror those of one index or another of market securities, such as the Standard & Poor's 500 Composite Stock Price(R) Index (S&P 500 Index), the New York Stock Exchange Composite Index, the NASDAQ Composite Index or the Russell 4500 Index (the "index funds"); and (2) index securities (as defined above). Under normal conditions, the Multiple Index Fund invests in 10 to 15 index funds. The Multiple Index Fund may also invest up to 20% of its total assets directly in equity and debt market securities of U.S. issuers.

The Adviser selects underlying funds to invest in based, in part, upon an analysis of their past performance and their investment objectives and policies. The Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. The Adviser may redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER VALUE FUND (THE "VALUE FUND")

INVESTMENT OBJECTIVE: Growth of capital, as well as income.

PRINCIPAL INVESTMENT STRATEGIES:

The Value Fund seeks to achieve its investment objective by investing primarily in equity securities that the Adviser believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators. The Value Fund invests primarily in the common stock of companies listed on a national securities exchange or whose securities are traded in the over-the-counter market. The Value Fund may also invest in preferred stock, convertible preferred stock, convertible debentures, rights, warrants and certain other instruments. In addition, the Value Fund may invest up to 35% of its total assets in index securities.

The Value Fund may engage in leveraging by borrowing up to one-third of the value of its net assets for investment purposes, in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Adviser believes that investing in temporarily depressed securities of sound, well-managed companies provides a greater potential for overall investment return than investing in securities selling at prices that reflect anticipated favorable developments. Securities may be undervalued because of many factors, including general market decline, earnings decline, poor economic conditions, tax losses or actual or anticipated unfavorable developments affecting the issuer. In selecting securities for investment, the Adviser focuses on securities with prices comparing favorably to historical or current price-earnings ratios, book value, return on equity, or the prospects for the companies in question. The Adviser may decide to sell a security if the Adviser no longer believes the security to be undervalued, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API EFFICIENT FRONTIER INCOME FUND (THE "INCOME FUND")

INVESTMENT OBJECTIVE: Current income with limited credit risk.

PRINCIPAL INVESTMENT STRATEGIES:

The Income Fund, under normal circumstances, seeks to achieve its investment objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds.

Trading decisions for securities in which the Income Fund invests focus on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund would normally buy longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund would buy shorter maturity obligations. The Adviser may sell a security in response to interest rate changes or credit quality changes, or to raise cash to meet shareholder redemptions or to pay expenses.
                           -------------------------

API Trust

ADDITIONAL INFORMATION

TEMPORARY INVESTMENTS:

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, each Fund may temporarily hold cash or invest a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when a Fund takes a defensive position, it may not achieve its investment objective.

PORTFOLIO TURNOVER:

The Value Fund may engage in active and frequent trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

UNDERLYING FUNDS:

The Growth Fund, Capital Income Fund and Multiple Index Fund may invest in shares of the same underlying fund; however, the Funds and their affiliates together may not hold more than 3% of an underlying fund's total outstanding voting shares.

                                PRINCIPAL RISKS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in a Fund. The value of your investment in a Fund will go up and down with the prices of the securities in which a Fund invests. There is no assurance that a Fund will meet its investment objective. For more information relating to the risks of investing in the Funds, please see the Trust's Statement of Additional Information ("SAI").

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GROWTH FUND, CAPITAL INCOME FUND AND MULTIPLE INDEX FUND

INVESTMENT COMPANY RISK. Any investment in an open-end or closed-end investment company involves risk, and, although each Fund invests in a number of underlying funds, this practice does not eliminate investment risk. The value of shares of an underlying fund will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by an underlying fund rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by an underlying fund are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

None of the underlying funds are affiliated with the Funds or their Adviser. Therefore, investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Funds' Adviser. The investment adviser of one underlying fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Some of the underlying funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage investment practices that entail greater risks. In particular, the underlying funds may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Funds also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the underlying funds. You should recognize that you may invest directly in the underlying funds and that, by investing in the underlying funds indirectly through a Fund, you will bear not only your proportionate share of the expenses of a Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying funds.

API Trust

CLOSED-END FUND RISK. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease or that when a Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

INDEX SECURITY AND FUND RISK. Index securities and index funds are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index. In addition, investments in index securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of index securities may trade at a market discount.

EQUITY SECURITY RISK. The values of equity securities can be affected by changes in U.S. or global economies and foreign markets, or the individual performance of corporations issuing such securities. In general, equity securities tend to move in cycles, with periods of rising prices and periods of falling prices.

DEBT SECURITY RISK. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security (other than a U.S. government obligation) is also subject to credit risk, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

VALUE FUND

MARKET RISK. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Value Fund invests primarily in securities of undervalued companies. Even though the Value Fund invests in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for the Value Fund will appreciate in value. In addition, many of the stocks in this portfolio are more volatile than the general market.

NON-DIVERSIFICATION RISK. The Value Fund is a non-diversified fund, which enables the Value Fund to invest in fewer issuers than if it were a diversified fund. Thus, the value of the Value Fund's shares may vary more widely, and the Value Fund may be subject to greater investment and credit risk than if it invested more broadly.

LEVERAGE RISK. Leveraging by the Value Fund may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Value Fund's portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased.

INDEX SECURITY RISK. Index securities are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index. In addition, investments in index securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of index securities may trade at a market discount.

INCOME FUND

DEBT SECURITY RISK. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, fixed income securities with longer-term maturities tend to fall more in value when interest rates rise than fixed income securities with shorter terms. A debt security is also subject to credit risk, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

API Trust

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHARTS AND TABLES

PERFORMANCE INFORMATION. The bar charts and tables presented show how each of the Funds has performed in the past and give some indication of the risks of investing in each Fund. Each of the bar charts and tables assumes that all dividends and distributions are reinvested in the applicable Fund. Returns shown for the Multiple Index Fund and Capital Income Fund are for Advisor Class shares. As of the date of this prospectus, the Growth Fund, Capital Income Fund and Value Fund have not offered Advisor Class shares; therefore the Class C shares for such Funds have no prior performance. Returns shown for the Growth Fund and Value Fund are for Class C shares and returns shown for the Capital Income Fund are for Class D shares, each of which is offered in a separate prospectus. Advisor Class shares for the Growth Fund, Value Fund and Capital Income Fund should have returns that are substantially the same as their respective Class C and Class D returns because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar charts for the Growth Fund and Value Fund show how the performance of Class C shares has varied from year to year, and the bar chart for the Capital Income Fund shows how the performance of the Class D shares has varied from year to year. The bar charts for the Multiple Index Fund and Income Fund show how the performance of the Advisor Class shares has varied from year to year. The table that follows each bar chart shows the average annual returns over several time periods. Each table compares a Fund's returns to returns of a broad-based market index that is unmanaged and that does not include any expenses. Keep in mind that past performance (before and after taxes) may not indicate how well the Funds will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

GROWTH FUND

TOTAL RETURN
(CLASS C SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-3.42%  22.91%  11.33%  15.64%  13.39%  33.12% -13.82%  -17.09% -26.34%  43.16%
 1994   1995    1996    1997    1998    1999    2000     2001    2002    2003


During the period covered by the bar chart, the highest return for a quarter was 26.11% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.15% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 2.93%.

                                            Growth Fund*
                                    Average Annual Total Returns
                              (for the periods ended December 31, 2003)

                                                            1 Year 5 Years 10 Years
-----------------------------------------------------------------------------------
Growth Fund -- Class C Shares (1)
Return Before Taxes                                         42.16%  0.06%   5.68%
Return After Taxes on Distributions                         42.16% (1.06%)  3.73%
Return After Taxes on Distributions
  and Sale of Fund Shares                                   27.58% (0.12%)  4.12%
-----------------------------------------------------------------------------------
MSCI World Equity Index (2)                                 33.76% (0.39%)  7.58%

* Prior to July 1, 2004, the API Efficient Frontier Growth Fund was named "Growth Fund."

(1) These returns represent the performance of Class C shares. Returns for Advisor Class shares will differ from Class C shares returns to the extent Advisor Class shares bear different expenses.

(2) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

API Trust

CAPITAL INCOME FUND

TOTAL RETURN
(CLASS D SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-0.37%  27.22%  17.70%  25.24%  10.73%  20.39% -10.57% -13.13% -17.07%   34.26%
 1994   1995    1996    1997    1998    1999    2000    2001    2002     2003


During the period covered by the bar chart, the highest return for a quarter was 17.47% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.24% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 3.94%.

                                        Capital Income Fund*
                                    Average Annual Total Returns
                              (for the periods ended December 31, 2003)

                                                            1 Year 5 Years 10 Years
-----------------------------------------------------------------------------------
Capital Income Fund -- Class D Shares (1)
Return Before Taxes                                         32.76%  0.81%   7.98%
Return After Taxes on Distributions                         32.62% (0.48%)  5.93%
Return After Taxes on Distributions
  and Sale of Fund Shares                                   21.48%  0.31%   5.99%
-----------------------------------------------------------------------------------
MSCI World Equity Index (2)                                 33.76% (0.39%)  7.58%

* Prior to July 1, 2004, the API Efficient Frontier Capital Income Fund was named "Capital Income Fund."

(1) These returns represent the performance of Class D shares. Returns for Advisor Class shares will differ from Class D shares returns to the extent Advisor Class shares bear different expenses.

(2) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

MULTIPLE INDEX FUND

TOTAL RETURN
(ADVISOR SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

2.05%      21.23%     33.00%     -15.11%    -13.97%    -25.56%    41.33%
1997       1998       1999        2000       2001       2002      2003

During the period covered by the bar chart, the highest return for a quarter was 21.10% (quarter ended December 31, 1998) and the lowest return for a quarter was -19.60% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 3.32%.

                                        Multiple Index Fund*
                                    Average Annual Total Returns
                              (for the periods ended December 31, 2003)

                                                            1 Year 5 Years Life of Fund**
-----------------------------------------------------------------------------------------
Multiple Index Fund -- Advisor Shares
Return Before Taxes                                         40.33%  0.43%      3.67%
Return After Taxes on Distributions                         40.33%  0.19%      3.32%
Return After Taxes on Distributions
  and Sale of Fund Shares                                   26.39%  0.26%      2.99%
-----------------------------------------------------------------------------------------
MSCI World Equity Index (1)                                 33.76% (0.39%)     3.24%

* Prior to July 1, 2004, the API Efficient Frontier Multiple Index Fund was named "Multiple Index Trust."

** The Fund commenced operations on July 2, 1997.

(1) The MSCI World Equity Index measures the performance of securities listed on the major stock exchanges of all developed market countries (currently 22 countries). The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.

API Trust

VALUE FUND

TOTAL RETURN
(CLASS C SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-3.96%  28.41%  6.53%   25.40%  11.02%  26.62%  20.22% -13.30% -40.10%  58.45%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003

During the period covered by the bar chart, the highest return for a quarter was 37.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -27.19% (quarter ended September 30, 1998). The year to date total return as of March 31, 2004 was 3.58%.

                                             Value Fund*
                                    Average Annual Total Returns
                              (for the periods ended December 31, 2003)

                                                    1 Year   5 Years   10 Years
-------------------------------------------------------------------------------
Value Fund -- Class C Shares (1)
Return Before Taxes                                 57.45%    4.60%     8.64%
Return After Taxes on Distributions                 57.45%    3.56%     6.96%
Return After Taxes on Distributions
  and Sale of Fund Shares                           37.52%    3.32%     6.55%
-------------------------------------------------------------------------------
S&P 500 Index (2)                                   33.76%   (0.57%)    11.07%

* Prior to July 1, 2004, API Efficient Frontier Value Fund was named "Yorktown Classic Value Trust."

(1) These returns represent the performance of Class C shares. Returns for Advisor Class shares will differ from Class C shares returns to the extent Advisor Class shares bear different expenses.

(2) The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of the McGraw-Hill Companies, Inc., to capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 Index reflects no deductions for fees, expenses, or taxes.

INCOME FUND

TOTAL RETURN
(ADVISOR SHARES)

                            BAR CHART GRAPHIC OMITTED

Plot Points are as follows:

4.80%     13.33%    -6.23%    17.26%    2.35%     7.16%     -0.05%
1997      1998       1999     2000      2001      2002       2003

During the period covered by the bar chart, the highest return for a quarter was 8.82% (quarter ended September 30, 1998) and the lowest return for a quarter was -2.26% (quarter ended March 31, 1999). The year to date total return as of March 31, 2004 was 0.55%.

                                            Income Fund*
                                   Average Annual Total Returns**
                              (for the periods ended December 31, 2003)

                                                            1 Year  5 Years Life of Fund***
-------------------------------------------------------------------------------------------
Income Fund -- Advisor Shares
Return Before Taxes                                         (1.05%)  3.81%       5.77%
Return After Taxes on Distributions                         (1.57%)  2.11%       3.96%
Return After Taxes on Distributions
  and Sale of Fund Shares                                   (0.38%)  2.20%       3.82%
-------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index (1)       2.30%   6.18%       6.82%

* Prior to July 1, 2004, the API Efficient Frontier Income Fund was named "Treasuries Trust."

** Prior to July 1, 2004, the Income Fund sought to achieve its objective by investing at least 80% of its net assets in U.S. Treasury securities. On July 1, 2004, the investment strategy of the Income Fund was amended to provide for investment primarily in income-producing securities, including U.S. Government securities and corporate bonds. Performance shown reflects the prior investment strategy of the Income Fund. Because of the change in investment strategy, future performance may vary from past results.

*** The Fund commenced operations on July 2, 1997.

(1) The Lehman Brothers Intermediate Government Bond Index ("LBIGB") is an unmanaged index of intermediate-term government bonds that is calculated by Lehman Brothers Inc. The LBIGB reflects no deductions for fees, expenses, or taxes.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------
                                         Growth   Capital  Multiple    Value Income
                                          Fund    Income   Index Fund  Fund  Fund
                                                  Fund
-----------------------------------------------------------------------------------
Management Fee                           1.00%     0.60%      0.70%    0.90% 0.40%
-----------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees    None      None       None     None  None
-----------------------------------------------------------------------------------
Other Expenses:
 Interest Expense                        0.00%     0.00%      0.00%    0.81% 0.00%
 Other                                   0.76%     0.72%      0.76%    0.76% 0.85%
-----------------------------------------------------------------------------------
Total Other Expenses (1)                 0.76%     0.72%      0.76%    1.57% 0.85%
-----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (2) 1.76%     1.32%      1.46%    2.47% 1.25%
-----------------------------------------------------------------------------------

(1) "Other Expenses" include custody and transfer agency fees, legal and audit expenses, trustee compensation and registration fees.

(2) "Total Annual Fund Operating Expenses" are based on operating expenses incurred by a Fund for the fiscal year ended May 31, 2004, adjusted to reflect current fees. An investor in the Growth Fund, the Capital Income Fund or the Multiple Index Fund will bear not only his or her proportionate share of the expenses of the applicable Fund, but also, indirectly, similar expenses of the underlying funds. The Adviser has contractually agreed to limit the total annual fund operating expenses of the Advisor Class shares of the Multiple Index Fund and Income Fund to 1.25% and 0.86%, respectively, through September 30, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year 3 Years 5 Years 10 Years
         ---------------------------------------------------
         Growth Fund          $180   $559    $962    $2,087
         Capital Income Fund  $132   $421    $728    $1,598
         Multiple Index Fund  $150   $465    $803    $1,756
         Value Fund           $253   $778  $1,330    $2,832
         Income Fund          $128   $399    $690    $1,518

API Trust

                                   MANAGEMENT
--------------------------------------------------------------------------------

Yorktown Management and Research Company, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501, serves as each Fund's investment adviser and is responsible for each Fund's day-to-day management. Services provided by the Adviser include the provision of a continuous investment program for each Fund and supervision of all matters relating to the operation of each Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

The Adviser has served as the investment adviser to each Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. In addition, Mr. Basten currently serves as each Fund's portfolio manager, and he has served in that capacity since commencement of each Fund's operations.

For its services, the Adviser receives a monthly fee from each Fund, calculated at an annual rate of the average daily net assets for each Fund. For the fiscal year ended May 31, 2004, the Funds paid the following fees to the Adviser (after waivers) as a percentage of average daily net assets:


Fund                 Fee
-------------------------
Growth Fund         0.97%
Capital Income Fund 0.59%
Multiple Index Fund 0.36%
Value Fund          0.81%
Income Fund         0.00%


Pursuant to an Accounting and Pricing Services Agreement (the "Accounting Agreement"), Yorktown also acts as the accounting services agent of the Funds. As the accounting services agent of the Funds, Yorktown maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds' business. For its services as accounting agent, Yorktown receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, and a minimum fee plus out-of-pocket expenses.

The Trust has also adopted a shareholder servicing plan (the "Plan") with respect to the Advisor Class shares of each Fund pursuant to which each Fund will pay an annualized fee of 0.25% of its average daily net assets. Currently the Plan has not been implemented, and therefore no fees are being paid pursuant to the Plan.

                                 HOW TO INVEST
--------------------------------------------------------------------------------

Advisor Class shares of each Fund are available for purchase only by (i) any account established under a "wrap fee program;" (ii) any account where the account holder pays a financial intermediary as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; and (iii) any account where the account holder owns shares in the Multiple Index Fund or Income Fund as of July 1, 2004 and continues to hold these shares. You or your financial advisor will be required to provide proof of eligibility of an account under (i) and (ii).

You may obtain application forms for the purchase of Advisor Class shares of the Funds by contacting the shareholder services department ("Shareholder Services") of Unified Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer agent, at the address or telephone number shown below.

    API Trust
    P.O. Box 6110
    Indianapolis, Indiana 46206-6110
    (888) 933-8274

The minimum initial investment in each Fund's Advisor Class shares is $500, and the minimum for additional investments is $100. An exception to these minimums is granted for investments made pursuant to special plans or if approved by Unified Financial Securities, Inc., the Funds' distributor (the "Distributor"). All orders are executed at the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services. If you purchase Advisor Class shares of a Fund from certain broker-dealers, banks or other authorized third parties, Shareholder Services will be deemed to have received your purchase order when that third party has received your order. The Trust and the Distributor reserve the right to reject any purchase order and to discontinue offering Advisor Class shares of a Fund for purchase.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please contact Shareholder Services at (888) 933-8274 if you need additional assistance when completing your account application.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may delay opening your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account without further notice and return to you the value of your shares at the next calculated net asset value.

INVESTING BY WIRE. You may purchase Advisor Class shares of a Fund by requesting your bank to wire funds directly to the Transfer Agent. To invest by wire please call Shareholder Services at (888) 933-8274 for instructions. Your bank may charge you a fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form, which accompanies this prospectus, promptly to API Trust, P.O. Box 6110, Indianapolis, Indiana 46206-6110. The application is required to complete a Fund's records. You will not have access to or be able to redeem your shares until a Fund's records are complete. Once your account is opened, you may make

API Trust
additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions that you provide your bank.

INVESTING BY MAIL. For initial purchases, the account application should be completed, signed and mailed to the Transfer Agent, together with your check payable to the applicable Fund. Please be sure to specify the class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and tax identification number(s).

SHARE CLASS ALTERNATIVES. Each Fund offers investors at least two different classes of shares, one of which, Advisor Class shares, is offered by this prospectus. Each Fund also offers Class C shares by a separate prospectus. In addition, Capital Income Fund also offers Class D shares to investors who held shares in that Fund on July 1, 2004 and continue to hold those shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest and are eligible. Because each share class has a different combination of deferred sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

RIGHT OF REFUSAL. The Trust may reject or cancel any purchase orders, including exchanges, for any reason. The Funds are intended primarily for long-term investment and do not knowingly accept investors who engage in disruptive short-term trading. Short-term trading or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase orders, including exchanges, that, in the Trust's opinion, may be disruptive to that Fund. For these purposes, the Trust may consider an investor's trading history in that Fund, and accounts under common ownership or control. Notwithstanding the Trust's efforts, it may be unable to detect or deter disruptive trading activity by certain persons, which can lead to disruption of management of, and additional costs to, a particular Fund.

                          DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund's share price, called its net asset value ("NAV") per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open. The NAV per share is computed by adding the total value of a Fund's investments and other assets (including dividends accrued but not yet collected) attributable to a Fund's Advisor, Class C or Class D shares, subtracting any liabilities (including accrued expenses) attributable to a Fund's Advisor, Class C or Class D shares, and then dividing by the total number of the applicable class' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

If a security or securities that a Fund owns are traded after the NYSE is closed (for example in an after-hours market) the value of a Fund's assets may be affected on days when a Fund is not open for business. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Shares of open-end underlying funds are valued at their respective NAV under the 1940 Act. The underlying funds generally value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost to value their securities or penny-rounding methods to compute their price per share. Securities that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day's closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities are priced at an evaluated mean of the last bid and asked prices available prior to valuation. Other securities traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable or unreliable, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities having 60 days or less remaining to maturity generally are valued at their amortized cost.

API Trust

                            HOW TO SELL YOUR SHARES
--------------------------------------------------------------------------------

YOU MAY SELL YOUR ADVISOR CLASS SHARES IN THREE DIFFERENT WAYS:

   . by mailing a written redemption request for a check or wire representing the redemption proceeds to Shareholder Services;

   . by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $50,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); or

   . by making a telephone request for redemption proceeds to be wired to a predesignated bank.

REDEMPTIONS BY MAIL. A written request for redemption must include the name of the Fund, the class of shares, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon receipt by Shareholder Services of a redemption request in "good order," as described in "Exchange Privileges" below, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $50,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed in the manner described in "Exchange Privileges" below with respect to share certificates.

TELEPHONE REDEMPTIONS. To redeem shares by telephone, call Shareholder Services directly at (888) 933-8274. Telephone redemptions are not available for retirement plans other than individual retirement accounts. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check payable to the shareholder mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $50,000, or by having a wire sent to a previously designated bank account.

Telephone redemptions by check are available to all shareholders of the Funds automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Funds cannot accept the request and a new request will be necessary.

WIRE REDEMPTIONS. Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out and submitting in advance the appropriate form that is available from Shareholder Services.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Proceeds resulting from a redemption request normally will be mailed to you or wired to your bank the next business day after receipt of a request in good order, as defined under "Exchange Privileges," below. The Funds, however, may delay sending redemption proceeds for up to seven days. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, you may experience additional delays in receiving redemption proceeds. A Fund generally will postpone sending redemption proceeds from an investment made by check until the Trust can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check or certified check. If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Fund at the per share NAV determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Shareholder Services.

A Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed for other than weekends or holidays, when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Because of the high cost of maintaining small accounts, the Funds reserve the right to redeem shareholder accounts of less than $500 net asset value resulting from redemptions or exchanges. If a Fund elects to redeem such shares, it will notify the shareholder of its intention to do so, and provide the shareholder with the opportunity to increase the amount invested to $500 or more within 30 days of notice.

The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that a Fund send these documents to each shareholder individually by calling Shareholder Services at (888) 933-8274.

API Trust

                             SERVICES FOR INVESTORS
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You may purchase Fund shares through a Systematic Investment Plan. Under the Plan, your bank checking account will automatically be debited monthly or quarterly in an amount equal to at least $100 (subject to the minimum initial investment of $500). You may elect to participate in the Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

SYSTEMATIC WITHDRAWAL PLAN

If you have made an initial investment of at least $10,000 in any of the Funds or otherwise have accumulated shares valued at no less than $10,000, you are eligible to sell shares through a Systematic Withdrawal Plan. If so eligible, you may arrange for fixed withdrawal payments (minimum payment -- $100; maximum payment -- 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments will be made to you or to the beneficiaries designated by you. You are not eligible to sell shares through a Systematic Withdrawal Plan if you are making regular purchase payments pursuant to the Systematic Investment Plan. You may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

EXCHANGE PRIVILEGES

You may exchange shares of a Fund for the same class of shares of any of the other Funds. You may place exchange orders in writing with Shareholder Services, or, by telephone, if a written authorization for telephone exchanges is on file with Shareholder Services.

All permitted exchanges will be effected based on the NAV per share of each Fund that is next computed after receipt by Shareholder Services of the exchange request in "proper order." An exchange request is considered in "proper order" only if:

    1.The dollar amount or number of shares to be purchased is indicated.

    2.The written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account.

    3.Where share certificates have been issued, the written request is accompanied by the certificates for shares to be redeemed, properly endorsed in form for transfer, and either the share certificates or separate instructions of assignment (stock powers) signed by each registered owner and co-owner exactly as the shares are registered.

    4.The signatures on any share certificates (or on accompanying stock powers) are guaranteed by a member of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc.'s Medallion Signature Program (MSP). Signature guarantees from a notary public are not acceptable.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request.

The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. Before making any exchange, you should contact Shareholder Services or your broker to obtain more information about exchanges. For tax purposes, an exchange is treated as a redemption of one Fund's shares and a subsequent purchase of the other Fund's shares. Any capital gain or loss on the exchanged shares should be reported for income tax purposes. The price of the acquired shares will be their cost basis for those purposes.

API Trust

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays dividends from its net investment income (including dividends from underlying funds) and distributes any net capital gains realized from the sale of its portfolio securities (including shares of underlying funds) at least annually. Unless the Trust receives written instructions to the contrary from a shareholder before the record date for a distribution, the shareholder will receive that distribution in additional Fund shares of the distributing class at their net asset value on the reinvestment date.

TAXATION OF SHAREHOLDERS. Dividends and other distributions by a Fund to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans), are taxable to them regardless of whether the distributions are received in cash or reinvested in additional Fund shares. Dividends from a Fund's investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, including dividends from underlying funds attributable to any of the foregoing and net gains on redemptions of underlying fund shares held for one year or less, all determined without regard to any deduction for dividends paid) generally are taxable as ordinary income (except as mentioned below), whereas distributions of a Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder held its shares.

A Fund's dividends attributable to "qualified dividend income" (i.e., dividends it receives on stock of most U.S. corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions, including dividends from any underlying fund attributable to dividends from such corporations with respect to which the underlying fund satisfies those restrictions) ("QDI") generally are subject to federal income tax at the rates applicable to net capital gain, including a 15% maximum rate, for individual shareholders who satisfy those restrictions with respect to their shares on which the Fund dividends were paid. If a Fund's QDI is at least 95% of its gross income (as specially computed), the entire dividend will qualify for that treatment. A portion of a Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions to you of a Fund's net capital gain, including gain it realizes on the redemption of any underlying fund's shares it held for more than one year and distributions from any underlying fund of the latter's net capital gain, also are subject to a 15% maximum federal income tax rate for individual shareholders (through the Fund's last taxable year beginning before January 1, 2009).

The portion of the dividends the Income Fund pays that are attributable to interest earned on its investments that are direct U.S. Government obligations generally are not subject to state and local income taxes. Each Fund advises its shareholders of the tax status of distributions following the end of each calendar year.

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares. An exchange of a Fund's shares for shares of another Fund will have similar tax consequences. Capital gain recognized on a redemption or exchange of Fund shares held for more than one year will be long-term capital gain and will be subject to federal income tax, for an individual shareholder, at the maximum 15% rate mentioned above.

The foregoing only summarizes some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a further discussion. Because other federal, state, or local tax considerations may apply, investors are urged to consult their tax advisers.

API Trust

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The financial highlights shown for the Multiple Index Fund and Income Fund are for Advisor Class shares. As of the date of this prospectus, the Growth Fund, Value Fund and Capital Income Fund, have not offered Advisor Class shares, therefore the Advisor Class shares for such Funds have no prior financial information. Financial highlights presented for the Growth Fund and Value Fund reflect information for Class C shares, and those shown for the Capital Income Fund reflect information for Class D shares, each of which is offered in a separate prospectus. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request.

                                                               Investment Operations
                                      ---------------------------------------------------------
                                         Net Asset                   Net Realized
                                         Value,       Net            & Unrealized    Total From
For the Year                             Beginning    Investment     Gain (Loss)     Investment
Ended May 31,                            of Year      Income (Loss)  on Investments  Operations
-----------------------------------------------------------------------------------------------

Growth Fund - - Class C Shares
2004                                      $ 8.29      $(0.23)        $ 2.24          $ 2.01
2003                                        8.99       (0.19)         (0.51)          (0.70)
2002                                       11.56       (0.20)         (1.83)          (2.03)
2001                                       15.55       (0.22)         (2.07)          (2.29)
2000                                       14.19       (0.25)          3.35            3.10
-----------------------------------------------------------------------------------------------
Capital Income Fund - - Class D Shares
2004                                      $13.98      $ 0.14         $ 2.45          $ 2.59
2003                                       15.31        0.01          (1.34)          (1.33)
2002                                       16.54       (0.13)         (1.07)          (1.20)
2001                                       22.83        0.03          (2.37)          (2.34)
2000                                       23.03        0.15           1.90            2.05
-----------------------------------------------------------------------------------------------
Multiple Index Fund - - Advisor Class Shares
2004                                      $ 9.45      $(0.04)        $ 2.39          $ 2.35
2003                                       10.09       (0.03)         (0.61)          (0.64)
2002                                       12.14       (0.05)         (2.00)          (2.05)
2001                                       14.96       (0.05)         (2.43)          (2.48)
2000                                       12.70       (0.01)          2.49            2.48
-----------------------------------------------------------------------------------------------
Value Fund - - Class C Shares
2004                                      $11.76      $(0.25)        $ 3.45          $ 3.20
2003                                       12.92       (0.18)         (0.98)          (1.16)
2002                                       17.44       (0.33)         (4.19)          (4.52)
2001                                       15.94       (0.35)          2.51            2.16
2000                                       16.09       (0.43)          1.78            1.35
-----------------------------------------------------------------------------------------------
Income Fund - - Advisor Class Shares
2004                                      $10.91      $ 0.06         $(0.15)         $(0.09)
2003                                       10.49        0.16           0.46            0.62
2002                                       10.58        0.34           0.04            0.38
2001                                       10.02        0.57           0.74            1.31
2000                                       10.53        0.80          (0.68)           0.12

                                                               Distributions
                                         ---------------------------------------------------
                                                      From Net
                                         From Net     Realized                    Net Asset
For the Year                             Investment   Gain on      Total          Value, End
Ended May 31,                            Income       Investments  Distributions  of Year
--------------------------------------------------------------------------------------------
Growth Fund - - Class C Shares
2004                                       $   --     $   --       $   --         $10.30
2003                                           --         --           --           8.29
2002                                           --      (0.54)       (0.54)          8.99
2001                                           --      (1.70)       (1.70)         11.56
2000                                           --      (1.74)       (1.74)         15.55
--------------------------------------------------------------------------------------------
Capital Income Fund - - Class D Shares
2004                                       $(0.12)    $   --       $(0.12)        $16.45
2003                                           --         --           --          13.98
2002                                        (0.01)     (0.02)       (0.03)         15.31
2001                                        (0.16)     (3.79)       (3.95)         16.54
2000                                        (0.50)     (1.75)       (2.25)         22.83
--------------------------------------------------------------------------------------------
Multiple Index Fund - - Advisor Class Shares
2004                                       $   --     $   --       $   --         $11.80
2003                                           --         --           --           9.45
2002                                           --         --           --          10.09
2001                                           --      (0.34)       (0.34)         12.14
2000                                        (0.12)     (0.10)       (0.22)         14.96
--------------------------------------------------------------------------------------------
Value Fund - - Class C Shares
2004                                       $   --     $   --       $   --         $14.96
2003                                           --         --           --          11.76
2002                                           --         --           --          12.92
2001                                           --      (0.66)       (0.66)         17.44
2000                                           --      (1.50)       (1.50)         15.94
--------------------------------------------------------------------------------------------
Income Fund - - Advisor Class Shares
2004                                       $(0.06)    $(0.13)      $(0.19)        $10.63
2003                                        (0.20)        --        (0.20)         10.91
2002                                        (0.47)        --        (0.47)         10.49
2001                                        (0.75)        --        (0.75)         10.58
2000                                        (0.51)     (0.12)       (0.63)         10.02

API Trust

                                              Ratios/Supplemental Data
                            -----------------------------------------------------------
                                         Net Investment
                           Expenses to   Income (Loss) to Portfolio
                Total      Average       Average Net      Turnover      Net Assets
For the Year    Return/A/  Net Assets    Assets           Rate          End of Year
Ended May 31,   (%)         (%)          (%)              (%)           (Thousands)
---------------------------------------------------------------------------------------
 Growth Fund - - Class C Shares
     2004        24.25     2.85/B/       (2.33)           117           $50,454
     2003        (7.79)    2.94/B/       (2.41)            97            39,108
     2002       (17.94)    2.76/B/       (1.93)            57            47,254
     2001       (16.82)    2.42/B/       (1.63)            60            63,761
     2000        24.17     2.42/B/       (1.79)            61            88,459
---------------------------------------------------------------------------------------

Capital Income Fund - - Class D Shares
     2004        18.51     2.08/C/        0.89            113           $19,043
     2003        (8.69)    2.17/C/        0.03            100            11,373
     2002        (7.30)    2.13/C/       (0.97)            30            10,467
     2001       (11.32)    1.84/C/       (0.27)            89             9,952
     2000         9.49     1.43/C/        0.82             53            11,074
---------------------------------------------------------------------------------------
Multiple Index Fund - - Advisor Class Shares
     2004        24.87     1.25/D/       (0.37)           137           $22,301
     2003        (6.34)    1.22/D/       (0.40)            31           13,317
     2002       (16.89)    1.25/D/       (0.54)            43           13,936
     2001       (16.76)    1.24/D/       (0.38)            20           13,764
     2000        19.46     1.24/D/       (0.11)            17           11,404
---------------------------------------------------------------------------------------
 Value Fund - - Class C Shares
     2004        27.21     3.40/FG/      (1.93)            70           $26,186
     2003        (8.98)    3.50/FG/      (1.79)           117            16,219
     2002       (25.92)    3.73/FG/      (2.37)            73            16,171
     2001        13.25     4.21/FG/      (2.13)            82            19,334
     2000         9.61     4.00/FG/      (2.33)           113            13,857
---------------------------------------------------------------------------------------
 Income Fund - - Advisor Class Shares
     2004       (0.88)     0.84/E/        0.48            115           $16,094
     2003        5.90      0.86/E/        1.59             77            16,131
     2002        3.67      0.85/E/        3.45            227             9,342
     2001       13.25      0.85/E/        6.53              0             6,577
     2000        1.30      0.76/E/        6.72            126             3,887

(A) Does not reflect contingent deferred sales charge.

(B) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 2.89%, 2.98%, 2.76%, 2.57% and 2.57%, respectively.

(C) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 2.09%, 2.28%, 2.24%, 2.09% and 1.84%, respectively.

(D) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 1.60%, 1.77%, 1.57%. 1.44% and 1.50%, respectively.

(E) Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 1.29%, 1.27%, 1.37%, 1.53% and 1.48%, respectively.

(F) Without fees waived by the adviser, the ratio of total expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 would have been 3.49%, 3.77%, 3.73%, 4.21% and 4.15%, respectively.

(G) Excluding interest expense, the annualized ratio of operating expenses to average net assets for the years ended May 31, 2004, 2003, 2002, 2001 and 2000 was 2.59% (2.68% without fee waivers), 2.57%, (2.84% without fee waivers), 2.59%, (2.59% without fee waivers), 2.47% (2.47% without fee waivers) and 2.27% (2.42% without fee waivers), respectively.

API Trust

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Shareholders may direct general inquiries to the Trust at the address or number listed below. Inquiries regarding shareholder account information should be directed to Shareholder Services at the address or number listed below.

TRUST
    American Pension Investors Trust
    P.O. Box 2529
    2303 Yorktown Avenue
    Lynchburg, Virginia 24501
    (800) 544-6060

SHAREHOLDER SERVICES
    API Trust                            For Overnight Deliveries:
    P.O. Box 6110                        API Trust
    Indianapolis, Indiana 46206-6110     431 N. Pennsylvania St.
    (888) 933-8274                       Indianapolis, Indiana 46204

You can obtain more information about the Funds in:

.. the SAI dated July 1, 2004, which contains detailed information about the Funds, particularly their investment policies and practices. You may not be aware of important information about the Funds unless you read both this prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (that is, the SAI is legally part of this prospectus).
.. the Annual and Semi-annual Reports to Shareholders, which detail the Funds' actual investments and include financial statements as of the close of the particular annual or semi-annual period. Each annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the year covered by the report.

  To request a copy of the current SAI or copies of the Funds' most recent Annual and Semi-annual Reports, without charge, or for other inquiries, please contact us:

          By Mail:  American Pension Investors Trust
                    P.O. Box 2529
                    2303 Yorktown Avenue
                    Lynchburg, Virginia 24501

          By Telephone:  (800) 544-6060

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information about the operation of the Public Reference Room.) Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may also be obtained for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.





The Trust's SEC 1940 Act file number is: 811-04262

                                    [GRAPHIC]

                        AMERICAN PENSION INVESTORS TRUST


                                 Class D Shares


                   API EFFICIENT FRONTIER CAPITAL INCOME FUND


                          PROSPECTUS DATED JULY 1, 2004

This prospectus relates to the Class D shares of API Efficient Frontier Capital Income Fund ("Capital Income Fund," or the "Fund"), a series of American Pension Investors Trust ("API Trust," or the "Trust"). Class D shares are only available to investors who were invested in the Fund on July 1, 2004 and continue to remain invested in the Fund.








--------------------------------------------------------------------------------

   Like all mutual fund shares, the U. S. Securities and Exchange Commission has not approved or disapproved the shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                            PAGE

About the Funds
--------------------------------------------------------------------------------
Investment Objectives and Strategies...........................................3

Principal risks................................................................4

Performance....................................................................6

Fees and Expenses..............................................................7

Management.....................................................................9


About Your Investment
--------------------------------------------------------------------------------
How to Invest.................................................................10

Determining Net Asset Value...................................................11

How to Sell Your Shares.......................................................11

Services for Investors........................................................13

Distribution Arrangements.....................................................14

Dividends and Taxes...........................................................16

Financial Highlights..........................................................18

General Information...........................................................19





No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                      INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
API EFFICIENT FRONTIER CAPITAL INCOME FUND (THE "CAPITAL INCOME FUND")

INVESTMENT OBJECTIVE:  High current income, as well as growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES:

The Capital Income Fund seeks to achieve its investment objective by investing primarily in (1) shares of open-end and closed-end investment companies (the "underlying funds") that seek to achieve an objective of high current income by investing in income-producing equity securities, including dividend-paying common stocks and convertible securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) Standard & Poor's Depositary Receipts(TM), Word Equity Benchmark Shares(TM) and similar securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (the "index securities"). The Capital Income Fund normally invests in ten to 50 underlying funds and invests up to 75% of its total assets in global funds (which invest in foreign and U.S. securities) and international funds (which invest in foreign securities). The Capital Income Fund may also invest up to 35% of its total assets directly in equity and debt securities of U.S. issuers.

The Adviser selects underlying funds to invest in based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. In selecting underlying funds in which to invest, the Adviser also considers, among other factors, the underlying fund's size, cost structure and the reputation and stability of their investment advisers. In selecting closed-end underlying funds in which to invest, the Adviser also considers the underlying fund's historical market discounts, and its policies regarding repurchase, tender offer, and dividend reinvestment programs, as well as provisions for converting into an open-end fund. The Capital Income Fund may invest in the securities of closed-end underlying funds that, at the time of investment by the Capital Income Fund, are either trading at a discount or a premium to net asset value. The Adviser will invest directly in equity or debt market securities when it believes attractive investment opportunities exist. The Adviser may sell a security or redeem shares of an underlying fund if its performance does not meet the Adviser's expectation, if the Adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions or to pay expenses.

ADDITIONAL INFORMATION

TEMPORARY INVESTMENTS:

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or any portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it may not achieve its investment objective.

PORTFOLIO TURNOVER:

The Fund may engage in active and frequent trading of portfolio securities. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

UNDERLYING FUNDS

The Fund may invest in shares of the same underlying fund as other API Trust Funds affiliated with the Fund; however, the Fund and its affiliates may not hold more than 3% of an underlying fund's shares.


                                 PRINCIPAL RISKS
--------------------------------------------------------------------------------
GENERAL RISKS

There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. There is no assurance that the Fund will meet its investment objective. For more information relating to the risks of investing in the Fund, please see the Trust's Statement of Additional Information ("SAI").

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT COMPANY RISK. Any investment in an open-end or closed-end investment company involves risk, and although the Fund invests in a number of underlying funds, this practice does not eliminate investment risk. The value of shares of an underlying fund will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by an underlying fund rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by an underlying fund are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

None of the underlying funds are affiliated with the Fund or its Adviser. Therefore, investment decisions by the investment advisers of the underlying funds are made independently of the Fund and the Fund's Adviser. The investment adviser of one underlying fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Some of the underlying funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage investment practices that entail greater risks. In particular, the underlying funds may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Fund also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the underlying funds. You should recognize that you may invest directly in the underlying funds and that, by investing in the underlying funds indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying funds.

CLOSED-END FUND RISK. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

INDEX SECURITY AND FUND RISK. Index securities and index funds are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index. In addition, investments in index securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of index securities may trade at a market discount.

EQUITY SECURITY RISK. The value of equity securities can be affected by changes in U.S. or global economies and foreign markets, or the performance of corporations issuing such securities. In general, equity securities tend to move in cycles, with periods of rising prices and periods of falling prices.

DEBT SECURITY RISK. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than fixed income securities with shorter terms. A debt security (other than a U.S. government obligation) is also subject to credit risk, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

                                   PERFORMANCE
--------------------------------------------------------------------------------
RISK/RETURN BAR CHART AND TABLE

PERFORMANCE INFORMATION. The bar chart and table presented show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. The bar chart and table assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of Class D Shares has varied from year to year. The bar chart does not reflect the effect of deferred sales charges; if it did, the total returns shown would be lower. The table that follows the bar chart shows the average annual return over several time periods. This table reflects deferred sales charges. The table compares the Fund's returns to returns of a broad-based market index that is unmanaged and that does not include any sales charges or expenses. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

CAPITAL INCOME FUND
TOTAL RETURN

                           BAR CHART GRAPHIC OMITTED

Plot points are as follows:

-0.37%  27.22%  17.70%  25.24%  10.73%  20.39% -10.57%  -13.13%  -17.07%  34.26%
 1994    1995    1996    1997    1998    1999    2000     2001     2002    2003



During the period covered by the bar chart, the highest return for a quarter was 17.47% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.24% (quarter ended September 30, 2001). The year to date total return as of March 31, 2004 was 3.94%.

                                                               CAPITAL INCOME FUND*
                                                           AVERAGE ANNUAL TOTAL RETURN
                                                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                      1 YEAR      5 YEARS     10 YEARS
                                                      ------      -------     --------
Capital Income Fund - Class D Shares
Return Before Taxes                                    32.76%      0.81%       7.98%
Return After Taxes on Distributions                    32.62%     (0.48%)      5.93%
Return After Taxes on Distributions and Sale of
     Fund Shares                                       21.48%      0.31%       5.99%
-----------------------------------------------------------------------------------------
MSCI World Equity Index (1)                            33.76%     (0.39%)      7.58%


*    Prior to July 1, 2004,  the API  Efficient  Frontier  Capital  Income Fund was named
     "Capital Income Fund."

(1)  The MSCI World Equity Index  measures the  performance  of securities  listed on the major stock exchanges of all developed  market  countries  (currently 22 countries).
     The MSCI World Equity Index reflects no deductions for fees, expenses, or taxes.


                               FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below  describe the fees and expenses  that you may pay if you buy and hold shares of the Fund.


    SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)(1)      1.50%
--------------------------------------------------------------------------------
    ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
    Management Fee                               0.60%
--------------------------------------------------------------------------------
    Distribution (12b-1) and Service Fees        0.50%(2)
--------------------------------------------------------------------------------
    Other Expenses:
         Interest Expense                        0.00%
         Other                                   0.72%
--------------------------------------------------------------------------------
    Total Other Expenses(3)                      0.72%
--------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses(4)      1.82%
--------------------------------------------------------------------------------

(1) You will be subject to a 1.50% deferred sales charge if you redeem your shares within five years of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(2) The Trust has adopted a Plan of Distribution for the Fund's Class D Shares pursuant to Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to Unified Financial Securities, Inc., the distributor of the Fund (the "Distributor"). Class D Shares of the Fund pay a maximum distribution and service fee of 0.50% of Class D Shares' average daily net assets. Of this amount, 0.25% represents distribution 12b-1 fees payable under Class D Shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. The higher 12b-1 fees borne by Class D Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").

(3) "Other Expenses" include custody and transfer agency fees, legal and audit expenses, trustee compensation and registration fees.

(4) "Total Annual Fund Operating Expenses" are based on operating expenses incurred by the Fund for the fiscal year ended May 31, 2004, adjusted to reflect current fees. An investor in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying funds.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR    3 YEARS    5 YEARS     10 YEARS
                                ------    -------    -------     --------
       CAPITAL INCOME FUND       $187       $577       $993       $2,152

                                   MANAGEMENT
--------------------------------------------------------------------------------

Yorktown Management and Research Company, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501, serves as the Fund's investment adviser and is responsible for the Fund's day-to-day management. Services provided by the Adviser include the provision of a continuous investment program for the Fund and supervision of all matters relating to the operation of the Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

The Adviser has served as the investment adviser to the Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. In addition, Mr. Basten currently serves as the Fund's portfolio manager, and he has served in that capacity since commencement of each Fund' operations.

For its services, the Adviser receives a monthly fee from the Fund, calculated at an annual rate of the average daily net assets for the Fund. For the fiscal year ended May 31, 2004, the Fund paid a fee of 0.59% to the Adviser (after waivers and reimbursements) as a percentage the Fund's of average daily net assets.

Pursuant to an Accounting and Pricing Services Agreement (the "Accounting Agreement"), Yorktown also acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, Yorktown maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. For its services as accounting agent, Yorktown receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, and a minimum fee plus out-of-pocket expenses.

                                  HOW TO INVEST
--------------------------------------------------------------------------------
You may obtain application forms for the purchase of Class D shares of the Fund by contacting the shareholder services department ("Shareholder Services") of Unified Fund Services, Inc., (the "Transfer Agent") , the Fund's transfer agent, at the address or telephone number shown below.

     API Trust
     P.O. Box 8595
     Indianapolis, IN 46206-6110
     (888) 933-8274

The minimum initial investment in the Fund is $500, and the minimum for additional investments is $100. An exception to these minimums is granted for investments made pursuant to special plans or if approved by the Fund's distributor, Unified Financial Securities, Inc. (the "Distributor"). All orders are executed at the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services. If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, Shareholders Services will be deemed to have received your purchase order when that third party has received your order. Shares of the Fund are sold subject to a contingent deferred sales charge payable upon certain redemptions. The Trust and Distributor reserve the right to reject any purchase order and to discontinue offering shares of the Fund for purchase.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account as part of the Trust's Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please contact Shareholder Services at (888) 933-8274 if you need additional assistance. If we are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value.

INVESTING BY WIRE. You may purchase Class D shares of the Fund by requesting your bank to wire funds directly to the Transfer Agent. To invest by wire please call Shareholder Services at (888) 933-8274 for instructions. Your bank may charge you a small fee for this service. Be sure to include your name and account number in the wire instructions that you provide your bank.

INVESTING BY MAIL. For subsequent purchases of Class D shares by mail, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and tax identification number(s). Please be sure to specify the class of shares in which you wish to invest.

SHARE CLASS ALTERNATIVES. The Fund offers investors three different classes of shares, one of which, Class D Shares, is offered by this prospectus. Each Fund also offers Advisor Class and Class C shares by separate prospectuses. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares, be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

RIGHT OF REFUSAL. The Trust may reject or cancel any purchase orders, including exchanges, for any reason. The Fund is intended primarily for long-term investment and does not knowingly accept investors who engage in disruptive short-term trading. Short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders, including exchanges, that, in the Trust's opinion, may be disruptive to the Fund. For these purposes, the Trust may consider an investor's trading history in the Fund, and accounts under common ownership or control.
Notwithstanding the Trust's efforts, it may be unable to detect or deter disruptive trading activity by certain persons, which can lead to disruption of management of, and additional costs to, a particular Fund.

                           DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's share price, called its net asset value ("NAV") per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open. NAV per share is computed by adding the total value of the Fund's investments and other assets (including dividends accrued but not yet collected) attributable to the Fund's Class D, Advisor or C Class shares, subtracting any liabilities (including accrued expenses) attributable to the Fund's Class D, Advisor or C Class, shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

If a security or securities that the Fund owns are traded after the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

Shares of open-end underlying funds are valued at their respective NAV under the 1940 Act. The underlying funds generally value securities in their portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost to value their securities or penny-rounding methods to compute their price per share. Securities that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day's closing price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price. U.S. Treasury securities are priced at an evaluated mean of the last bid and asked prices available prior to valuation. Other securities traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable or unreliable, at fair value as determined in good faith by or under the direction of the Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


                             HOW TO SELL YOUR SHARES
--------------------------------------------------------------------------------
YOU MAY SELL YOUR CLASS D SHARES IN THREE DIFFERENT WAYS:

   o by mailing a written redemption request for a check or wire representing the redemption proceeds to Shareholder Services;

   o by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $50,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); or

   o by making a telephone request for redemption proceeds to be wired to a predesignated bank.

REDEMPTIONS BY MAIL. A written request for redemption must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon receipt by Shareholder Services of a redemption request in "good order," as described in "Exchange Privileges" below, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $50,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed in the manner described in "Exchange Privileges," below, with respect to share certificates.

TELEPHONE REDEMPTIONS. To redeem shares by telephone, call Shareholder Services directly at (888) 933-8274. Telephone redemptions are not available for retirement plans other than individual retirement accounts. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check payable to the shareholder mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $50,000, or by having a wire sent to a previously designated bank account.

Telephone redemptions by check are available to all shareholders of the Fund automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Fund cannot accept the request and a new request will be necessary.

WIRE REDEMPTIONS. Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out the appropriate form that is available from Shareholder Services.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Proceeds resulting from a redemption request normally will be mailed to you or wired to your bank the next business day after receipt of a request in good order. The Trust, however, may delay sending redemption proceeds for up to seven days. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, you may experience additional delays in receiving redemption proceeds. The Trust generally will postpone sending redemption proceeds from an investment made by check until the Trust can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check or certified check. If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Fund at the per share NAV determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of fund shares, contact Shareholder Services.

The Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed for other than weekends or holidays, when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem shareholder accounts of less than $500 net asset value resulting from redemptions or exchanges. If the Trust elects to redeem such shares, it will notify the shareholder of its intention to do so, and provide the shareholder with the opportunity to increase the amount invested to $500 or more within 30 days of notice.

The Fund may duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling Shareholder Services at (888) 933-8274.


                             SERVICES FOR INVESTORS
--------------------------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN:

You may purchase Fund shares through a Systematic Investment Plan. Under the Plan, your bank checking account will automatically be debited monthly or quarterly in an amount equal to at least $100. You may elect to participate in the Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

SYSTEMATIC WITHDRAWAL PLAN:

If you have made an initial investment of at least $10,000 in the Fund or otherwise have accumulated shares valued at no less than $10,000, you are eligible to sell shares through a Systematic Withdrawal Plan. If so eligible, you may arrange for fixed withdrawal payments (minimum payment -- $100; maximum payment -- 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal
Plan) at regular monthly or quarterly intervals. Withdrawal payments will be made to you or to the beneficiaries designated by you. You are not eligible to sell shares through a Systematic Withdrawal Plan if you are making regular purchase payments pursuant to the Systematic Investment Plan. You may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services. A deferred sales charge is not imposed on amounts redeemed pursuant to the Systematic Withdrawal Plan provided that the amount redeemed for a particular Fund does not exceed on an annual basis 10% of your account value at the time the election to participate in the Systematic Withdrawal Plan is made.

EXCHANGE PRIVILEGES:

You may exchange shares of the Fund for the same class of shares of any of the other API Trust Funds. You may place exchange orders in writing with Shareholder Services, or, by telephone, if a written authorization for telephone exchanges is on file with Shareholder Services.

All permitted exchanges will be effected based on the NAV per share of each Fund that is next computed after receipt by Shareholder Services of the exchange request in "proper order." An exchange request is considered in "proper order" only if:

     1.   The dollar amount or number of shares to be purchased is indicated.

     2. The written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account.

     3. Where share certificates have been issued, the written request is accompanied by the certificates for shares to be redeemed, properly endorsed in form for transfer, and either the share certificates or separate instructions of assignment (stock powers) signed by each registered owner and co-owner exactly as the shares are registered.

     4. The signatures on any share certificates (or on accompanying stock powers) are guaranteed by a member of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program
          (SEMP) or the New York Stock Exchange, Inc.'s Medallion Signature Program (MSP). Signature guarantees from a notary public are not acceptable.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request.

The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. Before making any exchange, you should contact Shareholder Services or your broker to obtain more information about exchanges. For tax purposes, an exchange is treated as a redemption of one Fund's shares and a subsequent purchase of the other Fund's shares. Any capital gain or loss on the exchanged shares should be reported for income tax purposes. The price of the acquired shares will be their cost basis for those purposes.

No deferred sales charge will be imposed on exchanges into another Fund (the Exchange Fund). A deferred sales charge may, however, be imposed upon the redemption of shares of the Exchange Fund. The amount of such deferred sales charge will be determined based on the aggregate time the shareholder held shares of the original Fund and the Exchange Fund.


                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------
The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Unified Financial Securities, Inc., the distributor for the Fund ("the Distributor"). Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

SALES CHARGES -- CLASS D SHARES

Class D Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. A deferred sales charge of 1.50% applies if Class D Shares are sold within five years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge -- Class D Shares" below. The deferred sales charge is based upon the lesser of: (1) the NAV of the shares redeemed or (2) the cost of such shares. Class D Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees".

WAIVER OF DEFERRED SALES CHARGE -- CLASS D SHARES

The deferred sales charge on Class D Shares may be waived for:

     1. certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

     2. redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

     3. redemptions where your dealer of record notifies the Distributor, prior to the time of investment, that the dealer waives the 1.00% advance payment otherwise payable to such dealer;

     4. withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

     5.   withdrawals   through  Systematic   Monthly   Investment   (systematic
          withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 544-6060 or Shareholder Services at (888)933-8271. All account information is subject to acceptance and verification by the Fund's Distributor.

GENERAL. The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Funds' management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

RULE 12b-1 FEES. The Board of Trustees has adopted a Distribution and Service Plan for the Fund's Class D Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of Class D shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by the Fund is computed on an annualized basis reflecting the average daily net assets of a class, equal to 0.50% for Class D Share expenses. Of this amount, 0.25%
represents distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a Class D Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to paying fees under the 12b-1 plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser or Distributor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash payments to intermediaries who sell shares of the Fund, including affiliates of the Adviser. Such payments and compensation ore in addition to the service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Adviser or Distributor may also pay cash compensation in the form of finder's fees that vary depending on the dollar amount of shares sold.

From time to time, the Adviser or Distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional means, tickets or other entertainment; and/or (iii) sponsorship of regional or national events of intermediaries.


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays dividends from its net investment income (including dividends from underlying funds) and distributes any net capital gains realized from the sale of its portfolio securities (including shares of underlying funds) at least annually. Unless the Trust receives written instructions to the contrary from a shareholder before the record date for a distribution, the shareholder will receive that distribution in additional Fund shares of the distributing class at their NAV on the reinvestment date.

TAXATION OF SHAREHOLDERS. Dividends and other distributions by a Fund to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans), are taxable to them regardless of whether the distributions are received in cash or reinvested in additional Fund shares. Dividends from a Fund's investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, including dividends from underlying funds attributable to any of the foregoing and net gains on redemptions of underlying fund shares held for one year or less, all determined without regard to any deduction for dividends paid) generally are taxable as ordinary income (except as mentioned below), whereas distributions of a Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder held its shares.

A Fund's dividends attributable to "qualified dividend income" (i.e., dividends it receives on stock of most U.S. corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions, including dividends from any underlying fund attributable to dividends from such corporations with respect to which the underlying fund satisfies those restrictions) ("QDI") generally are subject to federal income tax at the rates applicable to net capital gain, including a 15% maximum rate, for individual shareholders who satisfy those restrictions with respect to their shares on which the Fund dividends were paid. If a Fund's QDI is at least 95% of its gross income (as specially computed), the entire dividend will qualify for that treatment. A portion of a Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions to you of a Fund's net capital gain, including gain it realizes on the redemption of any underlying fund's shares it held for more than one year and distributions from any underlying fund of the latter's net capital gain, also are subject to a 15% maximum federal income tax rate for individual shareholders (through the Fund's last taxable year beginning before January 1, 2009).

The portion of the dividends the Income Fund pays that are attributable to interest earned on its investments that are direct U.S. Government obligations generally are not subject to state and local income taxes. Each Fund advises its shareholders of the tax status of distributions following the end of each calendar year.

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares. An exchange of a Fund's shares for shares of another Fund will have similar tax consequences. Capital gain recognized on a redemption or exchange of Fund shares held for more than one year will be long-term capital gain and will be subject to federal income tax, for an individual shareholder, at the maximum 15% rate mentioned above.

The foregoing only summarizes some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a further discussion. Because other federal, state, or local tax considerations may apply, investors are urged to consult their tax advisers.

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
The Financial Highlights tables are intended to help you understand the Fund's financial performance for the past five years.  Certain information  reflects financial results for a single Fund share. The total return in each table  represents  the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  This information has been audited by  PricewaterhouseCoopers  LLP,  independent  registered  public accounting firm, whose report, along with the Fund's  financial  statements,  are  included  in the  Trust's  annual  report,  which is available upon request.


                                                                   INVESTMENT OPERATIONS
                                     ------------------------------------------------------------------------------

                                                                            NET REALIZED &
                                                                            UNREALIZED GAIN     TOTAL FROM
FOR THE YEAR ENDED                   NET ASSET VALUE,     NET INVESTMENT    (LOSS) ON           INVESTMENT
MAY 31,                              BEGINNING OF YEAR    INCOME (LOSS)     INVESTMENTS         OPERATIONS
------------------                   -----------------    --------------    ---------------     ----------
CAPITAL INCOME FUND - CLASS D SHARES
2004                                    $ 13.98              $ 0.14             $ 2.45            $ 2.59
2003                                      15.31                0.01              (1.34)            (1.33)
2002                                      16.54               (0.13)             (1.07)            (1.20)
2001                                      22.83                0.03              (2.37)            (2.34)
2000                                      23.03                0.15               1.90              2.05

                                                                   DISTRIBUTIONS
                                     ------------------------------------------------------------------------------

                                        FROM NET          FROM NET REALIZED
FOR THE YEAR ENDED                      INVESTMENT        GAIN ON              TOTAL             NET ASSET VALUE,
MAY 31,                                 INCOME            INVESTMENTS          DISTRIBUTIONS     END OF YEAR
------------------                     -----------        -----------------    -------------     ----------------
CAPITAL INCOME FUND - CLASS D SHARES
2004                                    $ (0.12)             $   --            $ (0.12)          $ 16.45
2003                                         --                  --                 --             13.98
2002                                      (0.01)              (0.02)             (0.03)            15.31
2001                                      (0.16)              (3.79)             (3.95)            16.54
2000                                      (0.50)              (1.75)             (2.25)            22.83

                                                                   RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------

                                                                   NET INVESTMENT
                                                    EXPENSES TO    INCOME (LOSS)     PORTFOLIO       NET ASSETS END
FOR THE YEAR ENDED                   TOTAL RETURN   AVERAGE NET    TO AVERAGE NET    TURNOVER RATE   OF YEAR
MAY 31,                              (A)(%)         ASSETS(%)(B)   ASSETS(%)         (%)             (THOUSANDS)
------------------                   ------------   ------------   --------------    -------------   --------------
CAPITAL INCOME FUND - CLASS D SHARES
2004                                    18.51           2.08            0.89              113          $ 19,043
2003                                    (8.69)          2.17            0.03              100            11,373
2002                                    (7.30)          2.13           (0.97)              30            10,467
2001                                   (11.32)          1.84           (0.27)              89             9,952
2000                                     9.49           1.43            0.82               53            11,074


(A)  Does not reflect  contingent  deferred  sales charge.
(B)  Without fees waived by the adviser, the ratio of expenses to average net assets for the years ended
     May 31, 2004,  2003,  2002,  2001 and 2000 would have been 2.09%,  2.28%,  2.24%,  2.09% and 1.84%, respectively.

                                                   18

GENERAL INFORMATION

Shareholders may direct general inquiries to the Trust at the address or number listed below. Inquiries regarding shareholder account information should be directed to Shareholder Services at the address or number listed below.

TRUST
         American Pension Investors Trust
         P.O. Box 2529 2303
         Yorktown Avenue
         Lynchburg, Virginia 24501
         (800) 544-6060

SHAREHOLDER SERVICES
          API Trust                                For Overnight Deliveries:
          P.O. Box 6110                            API Trust
          Indianapolis, Indiana 42606-6110         431 N. Pennsylvania Street
          (888) 933-8271                           Indianapolis, Indiana 46204

     You can obtain more information about the Fund in:

o the SAI dated July 1, 2004, which contains detailed information about the Fund, particularly their investment policies and practices. You may not be aware of important information about the Fund unless you read both this prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (that is, the SAI is legally part of this prospectus.

o the ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Fund's most recent Annual and Semi-annual Reports, without charge, or for other inquiries, please contact us:

         BY MAIL:       American Pension Investors Trust
                        P.O. Box 2529 2303
                        Yorktown Avenue
                        Lynchburg, Virginia 24501

         BY TELEPHONE:  (800) 544-6060

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information about the operation of the Public Reference Room.) Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may also be obtained for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Trust's SEC 1940 Act file number is: 811-04262

                        AMERICAN PENSION INVESTORS TRUST
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                                 (804) 846-1361
                                 (800) 544-6060


                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2004

      This   Statement  of  Additional   Information   (the  "SAI")  sets  forth
information  regarding  American  Pension  Investors Trust ("API Trust," or, the
"Trust") and five of its series: the API Efficient Frontier Growth Fund (the "Growth Fund"), the API Efficient Frontier Capital Income Fund (the "Capital Income Fund"), the API Efficient Frontier Multiple Index Fund (the "Multiple Index Fund"), the API Efficient Frontier Income Fund (the "Income Fund") and the API Efficient Frontier Value Fund (the "Value Fund") (each a "Fund" and collectively the "Funds"). This SAI is not a prospectus. It should be read in conjunction with the current prospectuses of the Funds, dated July 1, 2004, as they may be supplemented or revised from time to time. Yorktown Management & Research Company, Inc. (the "Adviser") is the investment adviser and administrator of each Fund; Unified Financial Securities, Inc. (the "Distributor") is the distributor of each Fund.

                ------------------------------------------------

      This SAI is incorporated by reference into the Funds' prospectuses; in other words, this SAI is legally part of the Funds' prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds. The financial statements for the Funds for the fiscal year ended May 31, 2004 are incorporated herein by reference to the Trust's Annual Report to Shareholders dated May 31, 2004.

      You may obtain, without charge, the current prospectuses, SAI, annual report, and semiannual report of the Funds by contacting the Trust at:

                                    API Trust
                              2303 Yorktown Avenue
                                  P.O. Box 2529
                               Lynchburg, VA 24501
                                 (800) 544-6060

      Current prospectuses:

      o    Advisor Class shares (All Funds)
      o    Class C shares (All Funds)
      o    Class D shares (Capital Income Fund only)

                                TABLE OF CONTENTS

                                                                            Page

GENERAL........................................................................1

INVESTMENT RESTRICTIONS........................................................2

INVESTMENT POLICIES AND RISKS..................................................6

MANAGEMENT OF THE TRUST.......................................................17

PRINCIPAL SECURITIES HOLDERS..................................................21

INVESTMENT ADVISER AND ADVISORY AGREEMENT.....................................21

OTHER SERVICE PROVIDERS.......................................................23

DISTRIBUTION OF FUND SHARES...................................................24

PORTFOLIO TRANSACTIONS........................................................27

CAPITAL STOCK AND DIVIDENDS...................................................29

PRICING AND ADDITIONAL  PURCHASE AND EXCHANGE INFORMATION.....................31

TAXATION......................................................................32

OTHER INFORMATION.............................................................37


APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

APPENDIX C...................................................................C-1

                                     GENERAL

      The Trust was organized as a Massachusetts business trust in January 1985 under the name American Pension Investors Trust and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

      Each Fund is a separate investment portfolio or series of the Trust. Each Fund currently offers at least two classes of shares. The Class C shares have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one (1) year after purchase, and a distribution and service (i.e., 12b-1) fee. The Advisor Class shares have no front-end sales charge, distribution (i.e., 12b-1) fee, or deferred sales charge. Advisor Class shares are only available to certain investors. The Capital Income Fund offers Class D shares for purchase only by investors of that Fund on July 1, 2004 who remain invested in that Fund. The Class D shares have no front-end sales charge, a deferred sales charge of 1.50% if shares are redeemed within five (5) years after purchase, and a distribution and service (i.e., 12b-1) fee. Each class of shares is substantially the same, as they all represent interests in the same portfolio of securities and differ only to the extent that they bear different sales charges and expenses.

      The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of each Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

      The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose. The Trust's Board of Trustees (the "Board") is required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

      The investment objective of a Fund may not be changed without the affirmative vote of a majority of the Fund's "outstanding voting securities," as defined in the 1940 Act. Certain other investment restrictions that apply to a Fund may not be changed without shareholder approval, as indicated below. All other investment policies and restrictions, unless otherwise indicated, may be changed by the Board without shareholder approval. The following information supplements the discussion of each Fund's investment objective and policies found in the applicable prospectus.

                             INVESTMENT RESTRICTIONS

      The following investment restrictions are fundamental and, like the Funds' investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders' meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person or by proxy.

      Whenever an investment policy or restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Fund's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund's net or total assets will not cause the Fund to violate a percentage limitation, except for those relating to borrowing or illiquid securities. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Fund to violate a quality standard.

FUNDAMENTAL RESTRICTIONS

ALL FUNDS

      A Fund will not, as a matter of fundamental policy:

      1. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the value of the Fund's total assets (50% of the Value Fund's total assets) may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") or to securities issued by other open-end investment companies;

      2. Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (a) the Multiple Index Fund will invest at least 25% of its total assets in securities issued by other open-end investment companies, and (b) this limitation does not apply to U.S. Government securities;

      3. Purchase or sell real estate (including, with respect to the Value Fund, real estate limited partnerships); except that the Growth Fund and the Capital Income Fund may invest in the securities of companies whose business involves the purchase or sale of real estate;

      4. Purchase or sell commodities or commodity contracts including futures contracts, except that all Funds other than the Growth Fund and the Capital Income Fund may purchase or sell interest rate, stock index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies for hedging purposes; or

      5. Make loans, except when (a) purchasing a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund's total assets (5% of the Fund's total assets with respect to the Growth Fund and the Capital Income
Fund).

GROWTH FUND AND CAPITAL INCOME FUND

      The following additional fundamental investment restrictions apply only to the Growth Fund and the Capital Income Fund. Neither Fund may:

      1. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except U.S. Government securities or securities issued by open-end investment companies and index securities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer or unconditional guarantor of such issuer);

      2. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

      3. Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of purchases of portfolio securities;

      4. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of the Fund's total assets (valued at cost) or 5% of its total assets (valued at market) and, in any event, only if immediately thereafter there is asset coverage of at least 300%;

      5. Invest in puts, calls, straddles, spreads, or any combinations thereof, except that a Fund may write covered call options as described below;

      6. Mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (4) above and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 15% of the Fund's assets (valued at cost), or 10% of its net assets (valued at market);

      7. Underwrite securities issued by other persons;

      8. Invest in companies for the purpose of exercising management or control;

      9. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the officers or Trustees of the Trust and the officers and directors of the Adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities;

      10. Issue securities or other obligations senior to the Fund's shares of beneficial interest;

      11. Purchase any securities that would cause more than 2% of the value of the Fund's total assets at the time of such purchase to be invested in warrants that are not listed on the New York Stock or American Stock Exchanges, or more than 5% of the value of its total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; or

      12. Purchase any security if, as a result of such purchase, more than 10% of the value of the Fund's total assets would be invested in illiquid securities (including repurchase agreements and time deposits maturing in more than seven days) or foreign securities which are not publicly traded in the United States.

MULTIPLE INDEX FUND AND INCOME FUND

      The following additional fundamental investment restrictions apply only to the Multiple Index Fund and the Income Fund. Neither Fund may:

      1. Borrow money, except to the extent permitted under the 1940 Act;

      2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

      3. Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and to issue additional classes of securities that the Board may establish, provided that the Fund's use of options, futures contracts and options thereon, and currency-related contracts will not be deemed senior securities for this purpose.

      For purposes of item 1 above, the 1940 Act permits a fund to borrow money from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings, and provided further that in the event such asset coverage should fall below 300 percent, the fund will, within three days thereafter, reduce the amount of borrowings so that the asset coverage is at least 300 percent.

VALUE FUND

      The following additional fundamental investment restrictions apply only to the Value Fund. The Value Fund may not:

      1. Borrow money, except (a) from a bank in an amount not in excess of one-third of the Fund's net assets or, (b) by engaging in reverse repurchase agreements;

      2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

      3. Issue senior securities, except as permitted by the 1940 Act and provided that the Fund's use of options, futures contracts and options thereon and currency-related contracts will not be deemed senior securities for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES

      The following investment limitations may be changed for any Fund by the vote of the Board and without shareholder approval.

GROWTH FUND AND CAPITAL INCOME FUND

      Neither the Growth Fund nor Capital Income Fund may purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation or acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

      In addition, the open-end and closed-end investment companies in which a Fund invests (the "underlying funds") may, but need not, have the same investment objective, policies or limitations as the Fund. Although the Growth Fund and Capital Income Fund may, from time to time, invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine whether such investments are consistent with the investment objective and policies of each particular Fund.

MULTIPLE INDEX FUND AND INCOME FUND

      Neither Multiple Index Fund nor Income Fund may:

      1. Invest more than 15% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

      2. Make short sales of securities or purchase securities on margin, except
(a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities and (b) in connection with the Fund's use of options, futures contracts and options on future contracts; or

      3. Borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets, provided the Fund may not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

      The underlying funds in which the Multiple Index Fund invests may, but need not, have the same investment objective, policies or limitations as the Multiple Index Fund.

VALUE FUND

      The Value Fund may not:

      1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; or

      2. Make short sales of securities or purchase securities on margin, except
(a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities, (b) in connection with the Fund's use of options, futures contracts and options on future contracts and (c) the Fund may sell short "against the "box."

                          INVESTMENT POLICIES AND RISKS

      The following supplements the information contained in the prospectuses concerning the Funds' investment policies and risks.

GROWTH FUND, CAPITAL INCOME FUND AND MULTIPLE INDEX FUND

      The Growth Fund and Capital Income Fund may invest up to 35% of their respective total assets directly in equity and debt securities of U.S. issuers. The Multiple Index Fund may invest up to 20% of its total assets directly in equity and debt securities of U.S. issuers.

MULTIPLE INDEX FUND AND INCOME FUND

      REVERSE REPURCHASE AGREEMENTS. Although they have no intention of doing so during the coming year, each Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain with its custodian in a segregated account cash, U.S. Government securities or other liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

VALUE FUND

      NON-DIVERSIFIED STATUS. The Value Fund is "non-diversified," as that term is defined in the 1940 Act, but intends to continue to qualify as a regulated investment company for federal income tax purposes (a "RIC"). This means, in general, that more than 5% of the value of the Fund's total assets may be invested in securities of any one issuer, but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. To the extent that the Fund's portfolio at times will consist of the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than an investment company that invests in a broader range and number of securities, in that changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the Fund's total return and the price of the Fund's shares.

      LEVERAGE. The Fund may engage in leveraging. Leveraging by the Fund may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest and related costs that may or may not be recovered by appreciation of the securities purchased. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. There can be no certainty that the Fund will be able to borrow money when the Adviser seeks to do so or that it will be able to do so on advantageous terms.

ALL FUNDS

      REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with U.S. banks and dealers secured by U.S. Government securities. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

      Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.

      BANK OBLIGATIONS. Each Fund may invest in instruments (including certificates of deposit and bankers' acceptances) of U.S. banks and savings associations that are insured by the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. To the extent a Fund invests more than $100,000 in a single bank or savings and loan association, the investment is not protected by federal insurance. The underlying funds may invest in similar instruments.

      COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See Appendix B to this SAI for more information on ratings assigned to commercial paper. The underlying funds may invest in similar instruments.

      ILLIQUID SECURITIES. Each Fund may invest in illiquid securities either directly (Income Fund and Value Fund) or indirectly through underlying funds (Growth Fund, Capital Income Fund and Multiple Index Fund). A Fund or an underlying open-end fund may invest up to 15% of its net assets in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. An underlying closed-end fund may invest without limit in such securities. A considerable period may elapse between a decision to sell such securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, a Fund or an underlying fund might obtain a less favorable price than prevailed when it decided to sell.

      SHORT SALES. The Growth Fund, Capital Income Fund and Multiple Index Fund may invest in underlying funds that sell securities short. In a short sale, the underlying fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the underlying fund. Until the securities are replaced, the underlying fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the underlying fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      An underlying fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the underlying fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral (1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

      An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an underlying fund's inability to cover the short position or a theoretically unlimited loss for the underlying fund. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

      In addition, the Value Fund and certain underlying funds may engage in short sales "against the box." A short sale is "against the box" if at all times when the short position is open the Fund or underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The Value Fund will not engage in short sales involving securities it does not own or have the right to acquire.

      LENDING OF PORTFOLIO SECURITIES. Each Fund may lend a portion of its portfolio securities constituting up to 5% (25% in the case of the Value Fund) of its net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities and maintained with the Fund's custodian while portfolio securities are on loan and
(2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote was considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In order to minimize these risks, each Fund will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Fund will receive from the borrower justifies the risk.

      FOREIGN SECURITIES. Each Fund may invest, either directly or indirectly through an investment in an underlying fund (the Growth Fund, Capital Income Fund and Multiple Index Fund) in foreign securities including common stocks, preferred stock and common stock equivalents issued by foreign companies. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. These risks often are heightened to the extent an underlying fund invests in issuers located in emerging markets or a limited number of countries.

      Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficient and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange ("NYSE") is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Funds.

      Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

      Investment income and gains realized on foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

      The Value Fund may invest in foreign equity or debt securities directly or through the use of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other similar securities convertible into securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. EDRs are receipts typically issued by a European bank evidencing ownership of the underlying foreign securities. To the extent an ADR or EDR is issued by a bank unaffiliated with the foreign company issuer of the underlying security, the bank has no obligation to disclose material information about the foreign company issuer. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations and Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Growth Fund, Capital Income Fund and Multiple Index Fund each seeks to achieve its investment objective by investing in shares of underlying funds and may invest up to 25% of its total assets in any one underlying fund. Each of these Funds may invest in shares of the same underlying fund; however, the percentage of each Fund's assets so invested may vary and the Funds and their affiliates may not hold more than 3% of an underlying fund's shares. If a Fund holds more than 1% of the shares of an open-end fund, that underlying fund will be obligated to redeem only 1% of those shares during any period of less than 30 days. Any shares of an open-end fund held by a Fund in excess of 1% of the open-end fund's outstanding shares, therefore, will be considered not readily marketable securities that, together with other such securities, may not exceed 10% of the Fund's net assets.

      The Value Fund may also invest in other investment companies. However, the Value Fund will not invest more than 10% of its total assets in securities of other investment companies or more than 5% of its total assets in securities of any investment company and will not purchase more than 3% of the outstanding voting stock of any investment company.

      The underlying funds in which the Funds invest may include new funds and funds with limited operating history. Underlying funds may, but need not, have the same investment objectives, policies and limitations as the Funds. For example, although a Fund will not borrow money for investment purposes, it may invest all of its assets in underlying funds that borrow money for investment purposes (i.e., engage in the speculative activity of leveraging) or invest up to 25% of its total assets in any one such underlying fund.

      If an underlying fund submits a matter to shareholders for vote, each Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities. The Funds may not purchase shares of investment companies that are not registered with the SEC. Each Fund intends only to invest in underlying funds that intend to qualify for treatment as RICs. If an underlying fund fails to qualify for that treatment, it will be subject to federal income tax and may adversely affect an investing Fund's ability to qualify for that treatment. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

      OPEN-END FUNDS. Each Fund may purchase shares of open-end funds that impose a front-end sales load ("Load Fund Shares") and shares of open-end funds that do not impose a front-end sales load. However, the Funds may not invest in shares of open-end funds that are sold subject to a redemption fee of more than

1%. An open-end fund is currently permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD") to impose front-end sales loads as high as 8.5% of the public offering price (9.29% of the net amount invested), provided that it does not also impose an asset-based sales charge. The Adviser anticipates, however, investing substantially all of each Fund's assets in funds that impose no front-end sales load or impose a front-end sales load of no more than 3% of the public offering price of the shares. Fund purchases may often qualify for so-called quantity discounts whereby a lower front-end sales load is applied to purchases of, for example, $50,000 or more. Additionally, where possible, the Adviser will seek to reduce the front-end sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting it to obtain reduced front-end sales loads by aggregating its intended purchases over time;
(ii) rights of accumulation, permitting it to obtain reduced front-end sales loads as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced front-end sales loads by aggregating its purchases of several funds within a family of mutual funds. In addition to any front-end sales load imposed by an open-end fund, the open-end fund may be subject to annual distribution and service fees of up to 1.00% of the fund's average daily net assets.

      Although open-end fund shares are redeemable by a Fund upon demand to the issuer, under certain circumstances, an open-end fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an open-end fund until the Adviser determines that it is appropriate to dispose of such securities. Such disposition generally will entail additional costs to the Fund.

      CLOSED-END FUNDS. The Growth Fund and the Capital Income Fund may purchase shares of closed-end funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the American Stock Exchange or the Nasdaq Stock Market ("Nasdaq") or, in some cases, may be traded in other over-the-counter ("OTC") markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

      The Growth Fund and the Capital Income Fund generally will purchase shares of closed-end funds only in the secondary market. Each Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of equity securities in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

      The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares' trading at a discount to their net asset value.

      Each Fund may invest in shares of closed-end funds that are trading at a discount or a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

      A closed-end fund may issue senior securities (including preferred stock and debt obligations) or borrow money for the purpose, and with the effect, of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. The Funds will only invest in common shares of closed-end funds and will not invest in any senior securities issued by closed-end funds.

      INDEX SECURITIES. Each Fund may invest in Standard & Poor's Depository Receipts(TM) ("SPDRs"), World Equity Benchmark Shares(TM) ("WEBS"), and other similar securities (collectively "Index Securities"). An Index Security represents an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index, but are traded on an exchange like shares of common stock. The value of an Index Security fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index they track. Index Securities are subject to the risks of an investment in a broad-based portfolio of common stocks. Index Securities are considered investments in other investment companies.

      WARRANTS. Each Fund may invest in warrants either directly or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Fund). Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. A Fund may invest in publicly traded warrants only. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and a Fund's investment in them will be lost. A Fund may not invest more than 5% of its net assets in warrants.

      CONVERTIBLE SECURITIES. Each Fund may invest directly or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Fund), in a convertible security, which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

      The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

      DEBT SECURITIES. The Income Fund may invest in debt securities rated at least investment grade ("BBB" and above/ "Baa" and above) by S&P or Moody's. The Growth Fund, the Capital Income Fund may invest up to 35% and the Multiple Index Fund may invest up to 20% of their respective total assets in such debt securities. In addition, the underlying funds may invest in debt securities rated at least investment grade or below. Investment grade debt securities are those that at the time of purchase have been assigned one of the four highest ratings by S&P or Moody's or, if unrated, are determined by the underlying fund's investment adviser to be of comparable quality. This includes debt securities rated "BBB" by S&P or "Baa" by Moody's. Moody's considers securities rated "Baa" to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade (commonly referred to as "junk bonds"), which include debt securities rated "BB," "B," "CCC" and "CC" by S&P and "Ba," "B," "Caa," "Ca" and "C" by Moody's, are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than "B" may include securities that are in default or face the risk of default with respect to principal or interest.

      Ratings of debt securities represent the rating agencies' opinions regarding their quality and are not a guarantee of quality. Subsequent to its purchase by an underlying fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that fund. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. The ratings of S&P and Moody's are described in detail in Appendix C of this SAI.

      Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.

      Accordingly, the yield on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which may limit an underlying fund's ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

      An underlying fund may invest in zero coupon securities and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on the zero coupon securities, and the "interest" on payment-in-kind securities, must be included in the underlying fund's income. Accordingly, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax, these funds may be required to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

      HEDGING STRATEGIES. Each Fund may either directly or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Fund) engage in certain hedging strategies involving options, futures and forward currency exchange contracts. A Fund may also hedge currency risks associated with investments in foreign securities and in particular may hedge its portfolio through the use of forward foreign currency contracts. The objective of a hedging strategy is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security, stock index, futures contract, or currency. A Fund's ability to use options, futures and forward foreign currency contracts may be limited by market conditions, regulatory limits and tax considerations. These hedging strategies are described in detail in Appendix C of this SAI.

      There are transactional costs connected with using hedging strategies. In addition, the use of hedging strategies involves certain special risks, including (1) imperfect correlation between the hedging instruments and the securities or market sectors being hedged; (2) the possible lack of a liquid secondary market for closing out a particular instrument; (3) the need for additional skills and techniques beyond normal portfolio management; (4) the possibility of losses resulting from market movements not anticipated by the Adviser; and (5) possible impediments to effective portfolio management because of the percentage of the Fund's assets segregated to cover its obligations.

      FOREIGN CURRENCY TRANSACTIONS. Each Fund may either directly or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Fund) use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. When the Fund purchases or sells a security denominated in a foreign currency, it may be required to settle the purchase transaction in the relevant foreign currency or to receive the proceeds of the sale in the relevant foreign currency. In either event, the Fund will be obligated to acquire or dispose of the foreign currency by selling or buying an equivalent amount of U.S. dollars. To effect the conversion of the amount of foreign currency involved in the purchase or sale of a foreign security, the Fund may purchase or sell such foreign currency on a "spot" (i.e., cash) basis.

      In connection with its portfolio transactions in securities traded in the foreign currency, a Fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period. These foreign currency transactions are described in detail in Appendix C of this SAI.

                             MANAGEMENT OF THE TRUST

      TRUSTEES AND OFFICERS. The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The names and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The address of each Trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501. A Trustee who is considered an "interested person," as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a Fund, and the principal underwriter, and officers of the Trust, are noted.

-------------------------------------------------------------------------------------------------

                                                                                    OTHER
                                                                                    DIRECTORSHIPS
                                             NUMBER                                 BY TRUSTEES
                             POSITION(S)     OF FUNDS                               AND NUMBER
                             HELD WITH       IN                                     OF FUNDS IN
                             TRUST AND       COMPANY    PRINCIPAL OCCUPATION(S)     THE COMPLEX
NAME, ADDRESS AND AGE        TENURE(*)       OVERSEEN   DURING THE PAST 5 YEARS     OVERSEEN
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------
David D. Basten (1)          President and       5      President and Director,     None
Age 53                       Trustee since              Yorktown Management &
                             1985                       Research Company, Inc.;
                                                        President and Director,
                                                        Yorktown Distributors,
                                                        Inc.;  Vice President,
                                                        The Travel Center of
                                                        Virginia, Inc.; Partner,
                                                        The Rivermont Company
                                                        (real estate).  He is the
                                                        brother of Louis B.
                                                        Basten, III.
-------------------------------------------------------------------------------------------------
Louis B. Basten, III (1)     Secretary/Treasurer 5      Secretary/Treasurer and     None
Age 61                       and Trustee                Director, Yorktown
                             since 1993                 Management & Research
                                                        Company, Inc.;
                                                        Secretary/Treasurer and
                                                        Director, Yorktown
                                                        Distributors, Inc.;
                                                        President, Mid-State
                                                        Insurance;
                                                        Secretary/Treasurer, The
                                                        Travel Center of
                                                        Virginia, Inc.; Managing
                                                        Partner, The Rivermont
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                    OTHER
                                                                                    DIRECTORSHIPS
                                             NUMBER                                 BY TRUSTEES
                             POSITION(S)     OF FUNDS                               AND NUMBER
                             HELD WITH       IN                                     OF FUNDS IN
                             TRUST AND       COMPANY    PRINCIPAL OCCUPATION(S)     THE COMPLEX
NAME, ADDRESS AND AGE        TENURE(*)       OVERSEEN   DURING THE PAST 5 YEARS     OVERSEEN
-------------------------------------------------------------------------------------------------
                                                        Company (real estate). He
                                                        is the brother of David
                                                        D. Basten.
-------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------
Mark A Borel                 Trustee since       5      President, Borel            None
Age 52                       1985                       Construction Company,
                                                        Inc.; President, Borel
                                                        Properties (real estate);
                                                        President, Borel
                                                        Associates (real estate);
                                                        Partner, James Riviera,
                                                        L.L.C. (real estate);
                                                        President, MOBOWAD, Inc.
                                                        (real estate); Partner,
                                                        New London Development
                                                        Company (real estate);
                                                        Vice-President, Winnbo
                                                        Electric (electrical
                                                        contractor); Partner,
                                                        HAB, L.L.C. (real
                                                        estate); President, JAMBO
                                                        International (commercial
                                                        real estate); Partner,
                                                        City Place, LLC
                                                        (commercial real estate);
                                                        Partner, JAMBORITA, LLC
                                                        (commercial real estate).
-------------------------------------------------------------------------------------------------
Stephen B. Cox               Trustee since       5      Sole Proprietor, Legacy     None
Age 56                       1995                       Logging; Vice President,
                                                        Healing Harvest Forest
                                                        Foundation (non-profit).
-------------------------------------------------------------------------------------------------
G. Edgar Dawson, III         Trustee since       5      Shareholder, Officer and    None
Age 48                       1995                       Director, Petty,
                                                        Livingston, Dawson, &
                                                        Richards, P.C. (law firm).
-------------------------------------------------------------------------------------------------
Wayne C. Johnson             Trustee since       5      Vice President of           None
Age 51                       1988                       Operations, C.B. Fleet
                                                        Company, Inc.
                                                        (pharmaceuticals); prior
                                                        to January 2003 and April
                                                        2000, he was Director of
                                                        Operations and Director
                                                        of Human Resources,
                                                        respectively, at the same
                                                        company.
-------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------
Charles D. Foster            Chief              N/A     Chief Financial Officer,    N/A
Age 43                       Financial                  Yorktown Management &
                             Officer since              Research Company, Inc.;
                             1988                       Chief Financial Officer,
                                                        Yorktown Distributors,
                                                        Inc.
-------------------------------------------------------------------------------------------------
M. Dennis Stratton           Controller         N/A     Controller, Yorktown        N/A
Age 41                       since 1989                 Management & Research
                                                        Company, Inc.;
                                                        Controller, Yorktown
                                                        Distributors, Inc.
-------------------------------------------------------------------------------------------------

      (1) Mr. David Basten and Mr. Louis Basten are considered to be "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust's investment adviser or its affiliated entities and as officers of the Trust.

      (*) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board.

      The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2003:

----------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF      INTERESTED                      DISINTERESTED
EQUITY SECURITIES    TRUSTEES:                       TRUSTEES:
OWNED:

----------------------------------------------------------------------------------------------------------
                     David D.         Louis B.       Mark A.       Stephen B.   G. Edward     Wayne C.
                     Basten           Basten         Borel         Cox          Dawson, III   Johnson
----------------------------------------------------------------------------------------------------------

Growth Fund          Over $100,000    -              $1-10,000     -            -             $1-10,000

Capital Income       $50,001-         -              $1-10,000     -            -             -
  Fund               $100,000

Value Fund           Over $100,000    $1-10,000      $1-10,000     -            -             -

Multiple Index       Over $100,000    Over $100,000  $1-10,000     -            -             -
  Fund

Income Fund          $1-10,000        -              -             -            -             -
----------------------------------------------------------------------------------------------------------
Aggregate Dollar
Range of Equity
Securities in the    Over $100,000    Over $100,000  $10,001-      None         None          $1-10,000
Trust's Funds                                        $50,000
----------------------------------------------------------------------------------------------------------

      The Trust has an Audit Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the last fiscal year.

      The Trust also has a Nominating Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and to communicate with management on those issues. The Nominating Committee does not have a policy on shareholder nominations. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee met did not meet during the last fiscal year.

      Because the Adviser performs substantially all of the services necessary for the operation of the Trust and the Funds, the Trust requires no employees. No officer, Trustee or employee of the Adviser currently receives any compensation from the Trust for acting as a Trustee or officer.

      The Trust pays each Trustee who is not an "interested person" of the Trust $1,200 for his attendance at each meeting of the Board. There are no pension or retirement benefits accrued as part of the Trust's expenses and there are no estimated annual benefits to be paid upon retirement. The following table shows the fees paid to the Trustees during the fiscal year ended May 31, 2004, for their services to the Trust.

                                             TOTAL COMPENSATION
                                             PAID TO TRUSTEES FOR
                                             FISCAL YEAR ENDED
               TRUSTEE                       5/31/04
               -------                       --------------------

               INTERESTED TRUSTEES:
               David D. Basten                        $ 0
               Louis B. Basten III                    $ 0

               DISINTERESTED TRUSTEES:
               Mark A. Borel                         $4,800
               Stephen B. Cox                        $4,800
               G. Edgar Dawson III                   $4,800
               Wayne C. Johnson                      $4,800


      APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS. The Board most recently re-approved the terms and conditions of the Investment Advisory Agreements between the Trust, on behalf of each Fund, and the Adviser at a meeting on October 14, 2003. In renewing the Advisory Agreements, the Board considered, among other matters: (1) the nature and quality of services provided by the Adviser, including investment performance of each Fund in comparison to relevant market indices and each Fund's peer group and the quality of brokerage execution provided by the Adviser; (2) the cost to the Adviser in providing its services and its profitability, including the fees paid to the Adviser and the amount of fees waived or reimbursed by the Adviser; and (3) the Adviser's positive compliance history. Each Trustee was also provided with a memorandum discussing the Board's responsibilities. These materials included a description of the agreements, information concerning the fees charged for investment advisory services, information on each Fund's expense ratio, performance data for each Fund and comparable competitors and indices, and information concerning the personnel rendering investment advisory services to the Funds.

      The Board discussed the information provided to them and reviewed the terms and conditions of the agreement. The Board also reviewed the nature, scope and quality of the investment advisory services provided to each Fund. The Board discussed the profitability of the Adviser. A discussion ensued concerning the renewal of the agreements. After discussion, it was decided to continue each agreement for a period of one year after the applicable agreement's present expiration date, and that the agreements contained terms, including the provisions for fees, that were fair and reasonable to each Fund.

      POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES. The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

      The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

      PROXY VOTING POLICIES. The Trust is required to disclose information concerning each Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the applicable Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling API Trust at (800) 544-6060 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

      As of June 2, 2004, no persons owned of record or beneficially 5% or more of the shares of any of the Funds:

      As of June 2, 2004, the Trustees and officers of the Trust as a group owned 0.31% of the Growth Fund's outstanding shares. As of June 2, 2004, the Trustees and officers of the Trust as a group owned 0.33% of the Capital Income Fund's outstanding shares. As of June 2, 2004, the Trustees and officers of the Trust as a group owned 1.24% of the Multiple Index Fund's outstanding shares. As of June 2, 2004, the Trustees and officers of the Trust as a group owned 0.52% of the Value Fund's outstanding shares. As of June 2, 2004, the Trustees and officers of the Trust as a group owned 0.05% of the Income Fund's outstanding shares.

                    INVESTMENT ADVISER AND ADVISORY AGREEMENT

      The Adviser provides investment advisory and administrative services for the Funds pursuant to Investment Advisory and Administrative Services Agreements ("Advisory Agreements") with the Trust. The Adviser is controlled, as a result of stock ownership, by David D. Basten. Mr. Basten is a Trustee and officer of the Trust.

      Each Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of each Fund, obtain and evaluate pertinent economic data relative to the investment policies of each Fund, place orders for the purchase and sale of securities on behalf of each Fund, and report to the Board periodically to enable them to determine that the investment policies of each Fund and all other provisions of its Advisory Agreement are being properly observed and implemented. Under the terms of each Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating expenses including, but not limited to, office space and equipment, executive and clerical personnel, telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser's obligations under the Advisory Agreement.

      Each Advisory Agreement provides that it will remain in effect and may be renewed from year to year with respect to each Fund, provided that such renewal is specifically approved at least annually by the vote of a majority of the outstanding voting securities of that Fund, or by the Board, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (by vote cast in person at a meeting called for that purpose). Any approval of the Advisory Agreement or the renewal thereof with respect to a Fund shall be effective to continue the Advisory Agreement with respect to that Fund notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other Fund or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

      Each Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Agreement may be terminated as to a Fund, without penalty, by the Board or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

      Under the Advisory Agreements, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00%, 0.60%, 0.70%, 0.90% and 0.40% for the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund and Income Fund, respectively.

      Pursuant to the terms of each Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under each Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

      During the fiscal years ended May 31, 2004, 2003 and 2002, the Growth Fund paid to the Adviser advisory fees in the amounts of $463,516, $350,206 and $535,790, respectively, and the Adviser waived, pursuant to the above-referenced procedure to reduce fees, a portion of its fees during those fiscal years in the amounts of $16,307, $16,287 and $876, respectively. During the fiscal years ended May 31, 2004, 2003 and 2002, the Capital Income Fund paid to the Adviser advisory fees in the amount of $93,913, $48,619 and $46,339, respectively, and the Adviser waived $1,807, $11,050 and $9,947, respectively, of its fees. During the fiscal years ended May 31, 2004, 2003 and 2002, the Multiple Index Fund paid to the Adviser advisory fees in the amount of $67,256, $15,402 and $51,168, respectively, and the Adviser waived $64,180, $67,161 and $42,364, respectively, of its fees. For the fiscal years ended May 31, 2004, 2003 and 2002, the Value Fund paid to the Adviser advisory fees in the amount of $186,569, $81,933 and $156,624, respectively, and the Adviser waived $21,311, $37,347 and $0, respectively, of its fees. During the fiscal years ended May 31, 2004, 2003, and

2002, the Adviser waived all advisory fees for the Income Fund in the amounts of $58,176, $52,296 and $30,951, respectively.

      In addition to the advisory fees, the Trust and the Funds are obligated to pay certain expenses that are not assumed by the Adviser or the Distributor. These expenses include, among others, securities registration fees, compensation for non-interested Trustees, interest expense, taxes, brokerage fees, commissions and sales loads, custodian charges, accounting fees, transfer agency fees, certain distribution expenses pursuant to a plan of distribution adopted in the manner prescribed under Rule 12b-1 under the 1940 Act, if any, legal expenses, insurance expenses, association membership dues and the expense of reports to the shareholders, shareholders' meetings and proxy solicitations. The Trust and the Funds are also liable for nonrecurring expenses as may arise, including litigation to which the Trust or a Fund may be a party.

                             OTHER SERVICE PROVIDERS

      CUSTODIAN. Pursuant to a Custodian Agreement with the Trust, Custodial Trust Company (the "Custodian") 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as the custodian of each Fund's securities and cash.

      ACCOUNTING SERVICES. Pursuant to an Accounting and Pricing Services Agreement (the "Accounting Agreement"), Yorktown Management & Research Company, Inc. ("Yorktown") acts as the accounting services agent of the Funds. As the accounting services agent of the Funds, Yorktown maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds' business.

      TRANSFER AGENT. Pursuant to a Transfer Agent Agreement with the Trust, Unified Fund Services, Inc. (the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. The Transfer Agent is located at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204. The Transfer Agent provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

      DISTRIBUTOR. Unified Financial Securities, Inc., located at 431 N. Pennsylvania Street, Indianapolis, Indiana 42604, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class C, Advisor Class and Class D shares as described in the applicable prospectuses and this SAI. In addition, the Distributor may receive Rule 12b-1 Distribution and Service Fees from the Funds, as described in the prospectuses and this SAI.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trust's Independent registered public accounting firm, PricewaterhouseCoopers LLP, audits the Funds' annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Funds' tax returns. PricewaterhouseCoopers is located at 250 West Pratt Street, Baltimore, MD 21204.

                           DISTRIBUTION OF FUND SHARES

      The Distributor acts as distributor of shares of the Funds under the Distribution Agreement, which requires the Distributor to use its best efforts to sell shares of the Funds. Shares of the Funds are offered continuously.

      As distributor of Fund shares, the Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Funds' shares or the servicing and maintenance of shareholder accounts, including compensation to employees of the Distributor; compensation to and expenses, including overhead and telephone and other communication expenses, of the Distributor and selected dealers who engage in or support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and internal costs incurred by the Distributor and allocated by the Distributor to its efforts to distribute shares of the funds, such as office rent, employee salaries, employee bonuses and other overhead expenses.

      In some instances, the Distributor may offer additional incentives only to certain brokers that have sold or may sell significant amounts of shares. Such incentives may include permitting brokers to be named the dealer of record on underlying fund shares purchased by the Growth Fund, the Capital Income Fund or the Multiple Index Fund with the result that those brokers could receive trail commissions from the underwriters of those underlying funds. These commissions could be paid as long as a fund held the underlying fund shares in its portfolio and the underwriters continued to pay the trail commissions. If these commissions were not paid to those brokers, then, with respect to the Growth Fund and the Capital Income Fund, the commissions could be paid to the Distributor and could thereby reduce the fees paid by the Funds to the Adviser for advisory services.

      The Distributor also may pay certain banks, fiduciaries, custodians for public funds, investment advisers and broker-dealers a fee for administrative services in connection with the distribution of Fund shares. Such fees would be based on the average net asset value represented by shares of the administrators' customers invested in a Fund. This fee is in addition to any commissions these entities may receive from the Distributor out of the fees it receives pursuant to a distribution plan, and, if paid, will be reimbursed by the Adviser and not a Fund.

      Applicable banking laws prohibit certain deposit-taking institutions from underwriting or distributing securities. There is currently no precedent prohibiting banks from performing administrative services in connection with the distribution of fund shares. If a bank were prohibited from performing such administrative services, its shareholder clients would be permitted to remain shareholders of the fund and alternate means of servicing such shareholder would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

      PLAN OF DISTRIBUTION. The Board has adopted a Distribution and Service Plan for the Fund's Class C and Class D shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class, provided that the categories of expenses are approved in advance by the Board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each Fund is computed on an annualized basis reflecting the average daily net assets of a class. Class C shares of the Growth Fund, Capital Income Fund, Income Fund and Multiple Index Fund pay a maximum distribution and service fee of 1.00% of the applicable Fund's Class C shares' average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a maximum distribution and service fee of 0.90% of Value Fund Class C Shares' average daily net assets. Of this amount, 0.65% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a maximum distribution and service fee of 0.50% of Income Fund Class D Shares' average daily net assets. Of this amount, 0.25% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees.

      Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

      Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the applicable Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers.

      In approving these Plans, the Board considered all relevant factors, including that as the size of each Fund increases, each Fund should experience economies of scale and greater investment flexibility. The Board also considered the compensation to be received by the Distributor under the Plans and the benefits that would accrue to the Adviser as a result of the Plans in that the Adviser receives advisory fees that are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

      The Trust's Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of a Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of a Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

      As long as the 12b-1 Plan is in effect, the nomination of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

      During the period it is in effect, the 12b-1 Plan obligates the Funds to pay fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its fees, the Funds will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain the full fee and realize a profit.

      For the fiscal year ended May 31, 2004, the Growth Fund, the Capital Income Fund and Value Fund paid to the Distributor aggregate distribution fees of $479,823, $79,767, and $207,880, respectively. For the same period, the Distributor estimates that the following distribution related expenses were incurred on behalf of or allocable to each Fund:

                                      GROWTH          CAPITAL          VALUE
                                       FUND          INCOME FUND        FUND
                                      ------         -----------       -----

    (a) Brokers' Commissions          $451,717        $77,680        $149,890

    (b) Printing of
        Prospectuses and
        Statements of Additional        $3,050           $951          $1,445
        Information

    (c) Allocated Costs                $25,056         $1,336         $21,313
                                       -------         ------         -------

                   Total               $479,823        $79,767       $172,648

      "Allocated   costs"  include  various  internal  costs  allocated  by  the
Distributor to its distribution efforts. These internal costs encompass office rent and other overhead expenses of the Distributor.

      In addition to payments under the 12b-1 Plans, the Distributor receives any deferred sales charges payable with respect to redemptions of shares of the Funds. For the fiscal years ended May 31, 2004, 2003 and 2002, respectively, the Distributor collected deferred sales charges in the amount of $9,563, $8,060 and $4,444 with respect to the Growth Fund, $9,960, $3,633 and $4,628 with respect to the Capital Income Fund, $11,283, $7,329 and $5,106 with respect to the Multiple Index Fund, $11,464, $15,743 and $7,013 with respect to the Income Fund, and $13,271, $7,876 and $4,335 with respect to the Value Fund.


                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the Board, the Adviser is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for each Fund. This determination involves a number of considerations, including the economic effect on the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

      Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. Currently, an open-end fund is permitted to impose a front-end sales load of up to 8.5% of the public offering price, provided it does not also impose an asset-based sales charge. The Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Adviser anticipates investing substantially all of the assets of the Growth Fund, Capital Income Fund and Multiple Index Fund in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1%, in the case of the Multiple Index Fund, and 3%, in the case of the Growth Fund and Capital Income Fund, of the public offering price. The Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

      A factor in the selection of brokers to execute the Funds' portfolio transactions is the receipt of research, analysis, advice and similar services. To the extent that research services of value are provided by brokers with or through whom the Adviser places the Funds' portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Adviser in advising other Funds, and, conversely, research services furnished to the Adviser by brokers in connection with other Funds the Adviser advises may be used by the Adviser in advising a Fund. Research and other services provided by brokers to the Adviser or the Funds is in addition to, and not in lieu of, services required to be performed by the Adviser under its Advisory Agreement. For the fiscal year ended May 31, 2004, the Adviser directed $13,839,211, $8,473,516, and $23,239,178 in portfolio transactions on behalf of the Growth Fund, Capital Income Fund, and Value Fund, respectively, to brokers chosen because they provided research services, for which the Growth Fund, Capital Income Fund, and Value Fund paid $34,952, $20,292, and $71,742, respectively, in commissions.

      The Income Fund and Multiple Index Fund did not direct any portfolio transactions to brokers or dealers chosen because they provided research services.

      Another factor in the selection of brokers is the sale of Fund shares. Where all major factors such as price and execution capability are equal, the fact that a broker has sold Fund shares may be considered in placing portfolio transactions. The Funds reserve the right to pay brokerage commissions to brokers affiliated with the Trust or with affiliated persons of such persons. Any such commissions will comply with applicable securities laws and regulations. In no instance, however, will portfolio securities be purchased from or sold to the Adviser or any other affiliated person. Since the Funds' inception, no brokerage commissions have been paid to such affiliated persons.

      The Trust expects that purchases and sales of money market instruments will usually be principal transactions, and purchases and sales of other debt securities may be principal transactions. Thus, the Funds will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

      Investment decisions for each Fund are made independently of each other in light of differing considerations. However, the same investment decision may occasionally be made for more than one Fund. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Funds as to amount according to a formula deemed equitable to the Funds. While in some cases this practice could have a detrimental effect upon the price or quantity of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to a Fund.

      The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

      During the fiscal years ended May 31, 2004, 2003, and 2002, the Funds paid the following amounts in brokerage commissions:

                                                 FISCAL YEAR ENDED

                                    5/31/04           5/31/03           5/31/02
                                    -------           -------           -------

        GROWTH FUND                 $60,308          $103,338          $133,973

        CAPITAL INCOME FUND         $66,052           $48,084            $8,605

        MULTIPLE INDEX FUND         $52,508            $6,037           $24,759

        VALUE FUND                 $165,142          $163,861          $112,855

        INCOME FUND                 $18,016            $6,566              $0

      The portfolio turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

                           CAPITAL STOCK AND DIVIDENDS

      The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of each Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

      Each  series or class  shall  have such  preference,  conversion  or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

      Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Advisor, Class C and Class D shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, holders of Class C and Class D shares will bear the expenses of the Distribution 12b-1 Plan applicable to the respective class. In addition, each class may incur differing transfer agency fees and may have different sales charges.

Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

      Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent.

      Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

      A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, transactions made as a result of the Automatic Investment Plan.

      RULE 18F-3 PLAN. The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of a Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Fund. At present, each Fund offers Class C shares, which have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one (1) year after purchase, and a distribution and service (i.e., 12b-1) fee. Each Fund also offers Advisor Class shares, which have no front-end sales charge, distribution (i.e., 12b-1) fee or deferred sales charges. Advisor Class shares are only available to certain investors. The Capital Income Fund also offers the Class D shares for purchase only by investors in Capital Income Fund on July 1, 2004 who continue to own shares of the Fund, which have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one
(1) year after purchase, and a distribution and service (i.e., 12b-1) fee. Each class of shares is substantially the same as they both represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.

                             PRICING AND ADDITIONAL
                        PURCHASE AND EXCHANGE INFORMATION

DETERMINING NET ASSET VALUE

      Each Fund determines its net asset value per share ("NAV") as of the close of regular trading (generally, 4:00 p.m., eastern time) on the NYSE on each business day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      NAV is computed by adding the total value of a Fund's investments and other assets (including dividends accrued but not yet collected) attributable to a Fund's Advisor, Class C or Class D shares, subtracting any liabilities (including accrued expenses)attributable to a Fund's Advisor, Class C or Class D shares and then dividing by the total number of the applicable class' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

      Foreign security prices are expressed in their local currency and translated into U.S. dollars at current exchange rates. Any changes in the value of forward contracts due to exchange rate fluctuations are included in the determination of net asset value. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. When events materially affecting the value of such securities or exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASE AND EXCHANGE OF SHARES

      When shares of a Fund are initially purchased, an account is automatically established for the shareholder. Any shares of that Fund subsequently purchased or received as a distribution are credited directly to the shareholder's account. No share certificates are issued. Shareholders will receive at least 60 days notice of any termination or material modification of the exchange privilege described in the applicable prospectus, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

TELEPHONE TRANSACTIONS

      Shareholders may initiate three types of transactions by telephone: telephone exchanges; telephone redemptions by wire; and telephone redemptions by check. Once a telephone transaction request has been placed, it cannot be revoked. The telephone redemptions by wire privilege must be elected by you when you fill out your initial application or you may select that option later by completing the appropriate form(s) that is available from Shareholder Services.

The telephone exchange privilege and telephone redemptions by check privilege are available to shareholders of the funds automatically, unless declined in the application or in writing.

      The Funds will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on an account application and recording the telephone conversation. A shareholder will bear the risk of loss due to unauthorized or fraudulent instructions regarding his or her account, although the Funds may be liable if reasonable procedures are not employed.

UNDELIVERABLE MAIL

      If the U.S. Postal Service cannot deliver a check representing the payment of a distribution to a shareholder, or if any such check remains uncashed for six months, the check(s) will be reinvested in shares of the distributing fund at their then-current net asset value per share and all future distributions to that shareholder will be reinvested in fund shares.

                                    TAXATION

TAXATION OF THE FUNDS - GENERAL

      Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC. By doing so, it will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), including distributions thereof it receives from an underlying fund, that it distributes to its shareholders.

      To continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer ("Diversification Requirements").

      If a Fund failed to qualify for  treatment as a RIC for any taxable  year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except, for individual shareholders, the part thereof that is "qualified dividend income," which would be taxable at the rate for net capital gain -- a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF INVESTMENTS IN UNDERLYING FUNDS

      Each Investing Fund invests, and intends to continue to invest, only in underlying funds that intend to qualify for treatment as RICs. If an underlying fund failed to qualify for that treatment, it would be subject to federal income tax on its income and gains and might adversely affect an Investing Fund's ability to satisfy the Diversification Requirements and thereby its ability to qualify as a RIC. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

      An Investing Fund's redemption of shares it holds in an underlying fund will result in taxable gain or loss to the Fund, depending on whether the redemption proceeds are more or less than its adjusted basis in the redeemed shares (which normally includes any sales charge paid on them); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if an Investing Fund disposes of an underlying fund's shares ("original shares") within 90 days after its purchase thereof and subsequently reacquires shares of that underlying fund or acquires shares of another underlying fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis in the replacement shares that were subsequently acquired. In addition, if an Investing Fund purchases shares of an underlying fund within thirty days before or after redeeming other shares of that fund at a loss, all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares ("wash sale rule").

TAXATION OF SHAREHOLDERS

      Dividends and other distributions a Fund declares in December generally are taxable to its shareholders as though received on December 31 if paid to them during the following January. Accordingly, those distributions will be taxed to the shareholders for the taxable year in which that December 31 falls.

      As noted in the prospectuses, certain dividends from a Fund's investment company taxable income (I.E., "qualified dividend income"), whether paid in cash or reinvested in additional Fund shares, are taxed to individual shareholders at the 15% maximum rate applicable to net capital gain, and a portion of those dividends also may be eligible for the dividends-received deduction allowed to corporations. It is not anticipated that any part of the distributions by the Income Fund (which invests exclusively in debt securities and thus receives no dividend income) will be eligible for that rate or that deduction.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. If a shareholder purchases Fund shares within thirty days before or after redeeming other shares of that Fund at a loss, the wash sale rule will apply. If shares are purchased shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      Each Fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      QUALIFIED   RETIREMENT   PLANS.  An  investment  in  Fund  shares  may  be
appropriate for individual retirement accounts (including "Roth IRAs"), tax-deferred annuity plans under section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans (including section 401(k) plans). Dividends and capital gain distributions received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with the Distributor and the employer.

TAXATION OF PARTICULAR INVESTMENTS

      ZERO COUPON AND  PAYMENT-IN-KIND  SECURITIES  (UNDERLYING FUNDS AND INCOME
FUND). An underlying fund may acquire zero coupon securities or other securities issued with original issue discount ("OID"), such as "stripped" U.S. Treasury securities. As a holder of those securities, an underlying fund annually must include in its income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, it must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each underlying fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of portfolio securities, if necessary. It may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. The Income Fund also may invest in zero coupon and payment-in-kind securities, with the same consequences.

      FOREIGN INCOME AND GAINS (UNDERLYING FUNDS AND VALUE FUND). Dividends and interest an underlying fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Underlying funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an underlying fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders (including an Investing Fund). The balance of the PFIC income will be included in the underlying fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' "qualified dividend income" mentioned above.

      If an underlying fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the underlying fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the underlying fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

      An underlying fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the underlying fund's adjusted basis therein as of the end of that year. Pursuant to the election, an underlying fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the underlying fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). An underlying fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 (see below) and 988, special provisions determine the character and timing of any income, gain or loss.

      The  Value  Fund  also  may  invest  in  foreign   securities,   with  the
consequences described above.

      HEDGING STRATEGIES (UNDERLYING FUNDS AND VALUE FUND). The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses an underlying fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts an underlying fund derives with respect to its business of investing in securities or those currencies, will be treated as qualifying income under the Income Requirement.

      Certain futures, foreign currency contracts and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which the underlying funds may invest will be "section 1256 contracts." Section 1256 contracts an underlying fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the underlying fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which an underlying fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If an underlying fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions are not entirely clear.

      If an underlying fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract an underlying fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by an underlying fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the underlying fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      The  Value  Fund  also  may  engage  in  hedging   strategies,   with  the
consequences described above.

                                OTHER INFORMATION

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that no shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, omissions, obligations or affairs of the Trust. It also states that every written obligation, contract, instrument, certificate, share, other security of the Trust or undertaking made or issued by the Trustees may recite, in substance, that the same is executed or made by them not individually, but as Trustees under the Declaration of Trust, and that the obligations of the Trust under any such instrument are not binding upon any of the Trust's Trustees or shareholders individually, but bind only the Trust estate, and may contain any further recital which they or he may deem applicable, but the omission of such recital shall not operate to bind the Trustees or shareholders individually.

      The Declaration of Trust further provides that the Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

      The prospectuses relating to the Funds and this SAI do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained in the prospectuses and this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The annual report to shareholders of the Funds for the year ended May 31, 2004, which includes the financial statements and financial highlights (as filed with the SEC on June 29, 2004 (Accession Number 0000898432-04-000574)), is hereby incorporated by reference.

                                   APPENDIX A

                        AMERICAN PENSION INVESTORS TRUST
                      PROXY VOTING POLICIES AND PROCEDURES

      American Pension Investors Trust (the "Trust") has adopted the following policies and procedures to determine how to vote proxies relating to portfolio securities held by each series of the Trust (each, a "Portfolio").

1. DELEGATION. The Board of Trustees of the Trust (the "Board") has delegated to the Portfolios' investment adviser ("Adviser") the responsibility for voting proxies relating to portfolio securities held by a Portfolio as a part of the investment advisory services provided by the Adviser. All such proxy voting responsibilities shall be subject to the Board's continuing oversight. Notwithstanding this delegation of responsibilities, each Portfolio retains the right to vote proxies relating to its portfolio securities as it may deem appropriate.

2. FIDUCIARY DUTY. The Adviser is a fiduciary to each Portfolio and must vote proxies in a manner consistent with the best interests of the Portfolio and its shareholders. Every reasonable effort should be made to vote proxies. However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Portfolio and its shareholders.

3. PROXY VOTING SERVICES. The Adviser may engage an independent proxy voting service to assist in the voting of proxies. Such service would be responsible for coordinating with the Trust's custodian to ensure that all applicable proxy materials received by the custodian are processed in a timely fashion.

4. CONFLICTS OF INTEREST. The proxy voting guidelines of the Adviser shall address the procedures it would follow with respect to conflicts of interest.

5. REPORTS. The Adviser shall provide a quarterly report to the Board regarding its records of each proxy voted by that the Adviser during the quarter, including any conflicts of interest information required by Section 4. Such report shall include the information required by Form N-PX for each proxy voted. In addition, the Adviser shall provide a quarterly report to the Board detailing the proxies, if any, that were not voted during the period and the reasons for such non-votes.

6. REVIEW OF POLICIES AND PROCEDURES. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. Any such material change shall not apply to proxies voted for a Portfolio unless and until such change is approved by the Board.

7. ROLE OF THE BOARD. The Board shall oversee the proxy voting process and periodically review the Trust's proxy voting policies and procedures. The Board shall be assisted in this process by their independent legal counsel and the Adviser.

Dated: July 10, 2003

                   YORKTOWN MANAGEMENT & RESEARCH COMPANY INC.

                      PROXY VOTING POLICIES AND PROCEDURES

      Yorktown Management & Research Company, Inc. ("Yorktown") has adopted the following guidelines (the "Guidelines") pursuant to which Yorktown, in the absence of special circumstances, generally shall vote proxies. These Guidelines are reasonably designed to ensure that proxies are voted in the best interest of shareholders of American Pension Investors Trust (the "Trust"), in accordance with its fiduciary duties and applicable regulations.

I.    DUTY TO VOTE PROXIES

      Proxies are an asset of the Trust, which should be treated by Yorktown with the same care, diligence and loyalty as any asset belonging to the Trust. As such, Yorktown views seriously its responsibility to exercise voting authority over securities that are owned by the Trust. The following Guidelines should be observed with respect to proxies. These Guidelines also address special provisions for conflicts of interests that may arise in connection with voting Trust proxies.

      A. The Trust has delegated the power to vote proxies to Yorktown. Every reasonable effort should be made to vote proxies. It is the policy of Yorktown to review each proxy statement on an individual basis and to vote exclusively in the best interests of shareholders of the Trust.

      B. To document that proxies are being voted, Yorktown should keep a record reflecting (i) when each proxy is first received, (ii) when each proxy is voted, and (iii) how that proxy is voted. Yorktown shall keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. In each instance in which a proxy is not voted for any reason (such as the late receipt of the proxy, incorrect instructions as to how to vote the proxy, or for some other reason), a written explanation should be prepared stating the reasons why the proxy was not voted. Yorktown shall make its proxy voting history and these Guidelines available to clients upon request. A proxy voting history or these Guidelines (or a description of the Guidelines) shall be sent to a client within three business days of such a request.

II.   GUIDELINES FOR VOTING PROXIES

      Yorktown generally will vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination should be made whether to support or oppose management's position. Yorktown believes that the recommendation of management should be given substantial weight, but Yorktown will not support management proposals that may be detrimental to the underlying value of the Trust's positions.

      Yorktown is responsible for administering and overseeing the proxy voting process. On occasion, Yorktown may vote a proxy otherwise than suggested by the Guidelines, but departures from the Guidelines are expected to be rare, and Yorktown will maintain a record supporting such a vote.

      A.     GENERAL GUIDELINES

      NON-MUTUAL FUND PROXIES. All proxies other than mutual fund proxies, are voted in what is believed to be best interests of Trust shareholders and not necessarily always with management. While each situation is considered individually, matters are normally are voted based on the recommendation of the issuer's management. Matters that could meaningfully impact the position of Trust shareholders are given special consideration and voted in a manner that is believed to support the interests of such shareholders.

      MUTUAL FUND PROXIES. The Trust's series may invest in the securities of other investment companies to the extent permitted under Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended ("1940 Act"). In accordance with
Section 12(d)(1)(E) of the 1940 Act, proxies of mutual funds owned by the Trust's series will be voted in the same proportion as the vote of all other shareholders of such mutual fund.

      B. VOTING PROCESS

      Proxies generally are received and voted electronically by Yorktown.  With
respect  to  each  matter  voted  upon,   Yorktown  will  record  the  following
information for the Trust:

        o  The name of the issuer of the portfolio security;
        o  The exchange ticker symbol of the portfolio security;
        o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
        o  The shareholder meeting date;
        o  A brief identification of the matter voted on;
        o Whether the matter was proposed by the issuer or by a security holder;
        o  Whether the Portfolio cast its vote on the matter;
        o How the Portfolio cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
        o  Whether the Portfolio cast its vote for or against management.

      Such records will be kept on behalf of the Trust for a period of not less than a rolling twelve-month period beginning July 1, 2003. After votes are cast, Yorktown will perform a review to ensure that all proxies received, and for which a voting obligation exists, have been voted.

III.  CONFLICTS OF INTERESTS

      Each proxy is reviewed by Yorktown to assess the extent to which there may be a material conflict of interest between Yorktown and the Trust. In addition,

Yorktown will assess to the extent there may be a conflict between Trust shareholders' interests and the interests of Yorktown or the Trust's principal underwriter. With respect to such conflicts of interest for a Trust series, David D. Basten shall determine the appropriate proxy vote. Examples of a material conflict of interest may be:

        o If a proposal may harm a Trust series financially while enhancing the financial or business prospects of Yorktown. Likewise, if a proposal may harm the financial or business prospects of Yorktown while enhancing a Trust series' financial position.

      All proxy votes determined by the procedures shall be reported to the Trust's Board of Trustees (the "Board") at the next quarterly meeting.

IV.   RECORDKEEPING AND REPORTING

      Yorktown  is required to  maintain  records of proxies  voted  pursuant to
Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. Yorktown will maintain and make available to clients and shareholders of the Trust for review a copy of its Guidelines, proxy statements received regarding client securities, a record of each vote cast, and each written client request for proxy voting records and Yorktown's response to any client request for such records. In addition, Yorktown will maintain appropriate proxy voting records for the Trust in compliance with applicable regulations under the Investment Company Act of 1940, as amended. Yorktown shall provide quarterly reports to the Board reflecting proxy votes for the Trust during the period covered in the report.

      Proxy voting books and records are maintained by Yorktown for five years, the first two in an easily accessible place.

Dated: July 10, 2003

                                   APPENDIX B
                         DESCRIPTION OF COMMERCIAL PAPER
                                AND BOND RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

      Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

      A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

      A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S LONG-TERM DEBT RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

      A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca. Bonds which are rated Ca are present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C. Bonds which are rated C are the lowest rateClass D of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates amid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

      AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI. The rating CI is reserved for income bonds on which no interest is being paid.

      D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

                                   APPENDIX C
                               HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES

      The Adviser may engage in a variety of strategies ("Hedging Strategies") involving the use of certain financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the portfolio of the Value Fund. The Adviser may also hedge currency risks associated with these Funds' investments in foreign securities through the use of forwarding foreign currency contracts. An underlying fund may also engage in Hedging Strategies.

      Hedging Strategies are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Strategies on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging Strategies on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

      The use of Hedging Strategies is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Funds' ability to use Hedging Strategies will be limited by tax considerations.

SPECIAL RISKS OF HEDGING STRATEGIES

      The use of Hedging Strategies involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow:

      (1) Successful use of most Hedging Strategies depends upon the Adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Strategy and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which hedging instruments are traded. The effectiveness of Hedging Strategies on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging Strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, Hedging Strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

      (4) A Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in hedging instruments involving obligations to third parties (i.e., hedging instruments other than purchased options). If the Fund were unable to close out its positions in such hedging instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the opposite party to the transaction to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

COVER FOR HEDGING STRATEGIES

      The Funds will not use Hedging Strategies for speculative purposes or for purposes of leverage, although an underlying fund may do so. Hedging Strategies, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for Hedging Strategies and will, if the guidelines so require, set aside cash or liquid, high-grade debt securities in a segregated account with their custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ACTIVITIES

      Each Fund, either directly or through an underlying fund, may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at anytime during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

      Each Fund, either directly or through an underlying fund, may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

      Each Fund, either directly or through an underlying fund, may also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

      A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the funds will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the fund, there can be no assurance that the fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or stock index, the fund may not sell the underlying security or invest any cash, U.S. Government securities or short-term debt securities used to cover the option during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

      In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

      In view of the risks involved in using the options strategies described above, each Fund that engages directly in options activities has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote:

      (1) a Fund will write only covered options and each such option will remain covered so long as the Fund is obligated under the option;

      (2) a Fund will not write call or put options having aggregate exercise prices greater than 25% of its net assets; and

      (3) a Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Funds, does not exceed 5% of the Fund's total assets.

      The Funds' activities in the option markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Funds also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

FUTURES CONTRACTS

      The Value Fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, may also do so. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

      A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

      There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

      In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

      Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make variation margin deposits.

      As is the case with options, the Funds' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Funds also may save on commissions by using futures contracts as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

      In view of the risks involved in using the futures strategies that are described above, each of these Funds has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote.

      (1) a Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and related options and premiums paid for related options would exceed 5% of the Fund's total assets; and

      (2) futures contracts and related options will not be purchased if immediately thereafter more than 30% of the Fund's total assets would be so invested.

OPTIONS ON FUTURES CONTRACTS

      The Value Fund may purchase and write (sell) put and call options on futures contracts. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

      Each Fund, either directly or indirectly through an underlying fund, also may purchase put options on interest rate and stock index futures contracts. As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

      In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

FORWARD AND FOREIGN CURRENCY CONTRACTS

      The Value Fund may use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. The Funds will not speculate with forward currency contracts or foreign currency exchange rates.

      The Value Fund may enter into forward currency contracts with respect to specific transactions. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

      The Value Fund also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, may also do so. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      The precise matching of the forward amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract which value must be marked to market daily. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Value Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.  Exhibits
------------------
        (a)     (1)      Declaration of Trust(1)
                (2)      Amendment to the Declaration of Trust(2)

        (b)     (1)      By-Laws of the Trust(1)
                (2)      Amendment dated  September 16, 1988  to the  By-Laws of
                         the Trust(1)

        (c) Instrument defining the rights of holders of the Registrant's shares of beneficial interest(1)

        (d)     (1)      Investment   Advisory   and   Administrative   Services
                         Agreement  for Growth Fund and Capital  Income  Fund(1)
                (2)      Investment   Advisory   and   Administrative   Services
                         Agreement for Yorktown Classic Value Trust and Yorktown
                         Value Income Trust(1)
                (3)      Investment   Advisory   and   Administrative   Services
                         Agreement  for  Multiple  Index  Trust  and  Treasuries
                         Trust(3)

        (e)     (1)      Distribution    Agreement   with   Unified    Financial
                         Securities, Inc. -- filed herewith
                (2)      Form of Dealer Agreement -- filed  herewith

        (f)              Not Applicable

        (g)     (1)      Custodian  Agreement for Growth Fund and Capital Income
                         Fund(1)
                (2)      Custodian  Agreement for Yorktown  Classic Value Trust,
                         Multiple Index Trust and Treasuries Trust(1)
                (3)      Amendment  No. 1 to Custodian  Agreement(5)

        (h)     (1)      Transfer Agency Agreement -- filed herewith
                (2)      Accounting and Pricing Services Agreement with Yorktown
                         Management & Research Company -- filed herewith

        (i)     (1)      Opinion  and  Consent  of Counsel(1)
                (2)      Opinion  and  Consent  of  Counsel  regarding  Yorktown
                         Classic Value Trust and Yorktown Value Income Trust(1)

        (j) Consent of Independent Registered Public Accounting Firm -- filed herewith

        (k)              Not Applicable

        (l)              Initial Capitalization Agreements(1)

        (m)              Rule 12b-1 Plan -- filed herewith

        (n)              Rule 18f-3 Multi-Class Plan -- filed herewith

        (o)              Reserved

        (p)              Code of Ethics(4)

--------------
(1) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 30, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 16, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed January 5, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed September 29, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed September 29, 2003.

Item 24.  Persons Controlled By or Under Common Control with Registrant
-----------------------------------------------------------------------

        None

Item 25.  Indemnification
-------------------------

     Section 5.1 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust as such shall be subject to any personal liability whatsoever to any person in connection with Trust Property or the affairs of the Trust, save only that to which they would be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of their reckless disregard of their obligations and duties with respect to such person; and all persons shall look solely to the Trust Property for satisfaction of claims of any nature arising directly or indirectly in connection with the affairs of the Trust. Section 5.1 also provides that if any Trustee, officer, employee or agent, as such, of the Trust is made party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.

     Section 5.2 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of Trust), except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Paragraph (a) of Article VI of the By-Laws indemnifies Trustees or officers of the Trust against losses sustained in a legal action by virtue of such person's position with the Trust. Such person must have been acting in good faith and in a manner which the person reasonably believed to be in, or not opposed to, the best interests of the Trust, and in the case of a criminal proceeding, not unlawful.

     The provisions of paragraph (a) do not cover losses sustained in actions brought by or on behalf of the Trust. The provisions of paragraph (b) are similar to those of paragraph (a) but cover losses sustained in actions brought by or in the right of the Trust itself. The required standard of conduct is the same, except that no indemnification may be made if the indemnitee is adjudged liable of negligence or misconduct unless a court determines the indemnitee is entitled to indemnification.

     Paragraph (c) of Article VI allows a Trustee or officer to be indemnified against expenses actually and reasonably incurred without a determination as to the standard of conduct required in paragraphs (a) and (b) if the indemnitee is successful on the merits of an action. Paragraph (d) provides that if such a determination is necessary, it must be made either by a majority vote of Trustees who were disinterested and not parties to the action or by independent legal counsel.

     Paragraph (e) of Article VI provides that expenses in defending an action may be paid in advance if the prospective indemnitee undertakes to repay the expenses if he or she is not found to be entitled to indemnification. A majority of disinterested, non-party Trustees or independent legal counsel must determine that there is reason to believe that the prospective indemnitee ultimately will be found entitled to indemnification before such payment may be made.

     Paragraph (f) of Article VI provides that agents and employees of the Trust who are not Trustees or officers may be indemnified under the above-mentioned standards at the discretion of the Board.

     Paragraph (g) of Article VI provides that indemnification  pursuant to that
Article is not exclusive of other rights, continues as to a person who has ceased to be a Trustee or officer and inures to heirs, executors and administrators of such a Person.

     Paragraph (h) of Article VI provides that "nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office."

     Paragraph (i) of Article VI provides that the Trust may purchase insurance for any persons against liability but that "insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission."

     Paragraph 9 of the Investment Advisory and Administrative Services Agreement dated December 28, 1990, provides that except as may be determined by applicable legal standards, Yorktown Management & Research Company, Inc. ("Adviser") shall have no liability to the Trust, or its shareholders or creditors, for any error in business judgment, or for any loss arising out of any investment, or for any other act or omission in performance of its obligations to the Trust pursuant to the Agreement except (1) for actions and omissions constituting violations of the Investment Company Act of 1940 ("1940 Act"), the Securities Act of 1933 ("1933 Act") or other federal securities laws,
(2) in circumstances where the Adviser has failed to conform to reasonable business standards, and (3) by reason of its willful misfeasance, bad faith or reckless disregard of its duties and obligations.

     Paragraph 9 of the Investment Advisory and Administrative Services Agreements dated October 1, 1992 and May 31, 1997, respectively, provides that the Adviser not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the trust or to the security holders of the Trust to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder. No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or Investors, from liability in violation of Section 17(h), 17(i), or 36(b) of the 1940 Act.

     Paragraph 9 of the Distribution Agreement dated June 7, 2004 between Unified Financial Services, Inc. provides that the Distributor agrees to indemnify and hold harmless the Fund and each person who has been, is, or may hereafter be a trustee, director, officer, employee, shareholder or control person of the Fund against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributor or any agent or employee of the Distributor or any other person for whose acts the Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Fund. The Distributor likewise agrees to indemnify and hold harmless the Fund and each such person in connection with any claim or in connection with any action, suit or proceeding which arises out of or is alleged to arise out of the Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with the Distributor's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or each such person may be entitled as a matter of law.

     Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

     Information regarding the officers and directors of the Trust's Adviser, Yorktown Management & Research Company, Inc., is included in its current Form ADV filed with the Securities and Exchange Commission (registration number 801-23441) and is incorporated herein by reference.

Item 27.  Principal Underwriters
--------------------------------

     a. Unified Financial Services, Inc. also serves as the distributor for the following investment companies:

                AmeriPrime Advisors Trust
                AmeriPrime Funds
                Ancora Funds
                CCMI Funds
                Julius Baer Investment Funds
                Lindbergh Funds
                Milestone Funds
                Runkel Funds
                Sparrow Funds
                Trendstar Investment Trust
                TANAKA Funds, Inc.
                Unified Series Trust
                Weldon Capital Funds, Inc.

     b. The table below lists the officers and directors of Unified Financial Services, Inc.:


                                   Positions and                   Positions and
Name and Principal                 Offices with                    Offices with
 Business Address                   Underwriter                     Registrant
------------------                 ------------                    -------------
Thomas G. Napurano               CFO and Executive                     None
                                 Vice President

Stephen D. Highsmith, Jr.        Director, President,                  None
                                 CEO and Secretary

Lynn Wood                        Chairman of the Board                 None

Mark C. Lewis                    Vice President                        None

Karyn E. Cunningham              Controller                            None


Item 28.  Location of Accounts and Records
------------------------------------------

     With the exceptions noted below, Yorktown Management and Research Company, Inc. (2303 Yorktown Avenue, Lynchburg, Virginia 24501) maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 ("1940 Act") and the rules promulgated thereunder.

     With the exceptions noted below, Unified Financial Securities, Inc. (P.O. Box 6110, Indianapolis, Indiana 46206-6110) maintains the books, accounts and records required to be maintained pursuant to Rule 31(a)-1(d) under the 1940 Act.

     Unified Financial Services, Inc. (P.O. Box 6110, Indianapolis, Indiana 46206-6110) maintains the books, records and accounts required to be maintained pursuant to Rule 31a-1(b)(2)(iv) under the 1940 Act.

Item 29.  Management Services
-----------------------------

        None

Item 30.  Undertakings
----------------------

        None

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Pension Investors Trust, certifies that it meets all of the requirements for effectiveness of the amendment to the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynchburg, and Commonwealth of Virginia on the 30th day of June, 2004.

                                    AMERICAN PENSION INVESTORS TRUST



                                    By: /s/ David D. Basten
                                        ----------------------------------------
                                        David D. Basten, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                              Title                           Date
---------                              -----                           ----


/s/ David D. Basten              Trustee and President             June 30, 2004
-------------------------        (Principal Executive
David D. Basten                  Officer)



/s/Louis B. Basten III           Trustee                           June 30, 2004
-------------------------
Louis B. Basten III


/s/ Mark A. Borel                Trustee                           June 30, 2004
-------------------------
Mark A. Borel


/s/ Stephen B. Cox               Trustee                           June 30, 2004
-------------------------
Stephen B. Cox


/s/ G. Edgar Dawson              Trustee                           June 30, 2004
-------------------------
G. Edgar Dawson


/s/ Wayne C. Johnson             Trustee                           June 30, 2004
-------------------------
Wayne C. Johnson


/s/ Charles D. Foster            Chief Financial Officer           June 30, 2004
-------------------------
Charles D. Foster

                                INDEX TO EXHIBITS


Exhibit Number    Description
--------------    -----------

    (e)(i)        Distribution Agreement with Unified Financial Securities, Inc.

    (e)(ii)       Form of Dealer Agreement

    (h)(i)        Transfer Agency Agreement with Unified Fund Services

    (h)(ii)       Accounting  and  Pricing  Services   Agreement  with  Yorktown
                  Management & Research Company

    (j)(i)        Consent of Independent Registered Public Accounting Firm

    (m)           12b-1 Plan

    (n)           Rule 18f-3 Plan